DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.0%
Argentina - 0.0%
Globant SA*
(Cost $15,626)	160	$34,355

Australia - 4.4%
Afterpay Ltd.*	841	77,342
AGL Energy Ltd.	2,109	15,205
AMP Ltd.	14,205	16,395
Ampol Ltd.	613	11,594
APA Group(a)	5,164	36,913
Aristocrat Leisure Ltd.	2,443	57,070
ASX Ltd.	778	40,468
Aurizon Holdings Ltd.	5,429	15,916
AusNet Services	8,265	10,525
Australia & New Zealand Banking Group Ltd.	11,989	241,417
BHP Group Ltd.	11,988	453,183
BHP Group PLC	8,648	273,438
BlueScope Steel Ltd.	2,590	33,241
Brambles Ltd.	5,833	44,433
Coca-Cola Amatil Ltd.	2,675	27,560
Cochlear Ltd.	270	43,921
Coles Group Ltd.	5,553	65,501
Commonwealth Bank of Australia	7,239	454,293
Computershare Ltd.	2,035	20,779
Crown Resorts Ltd.	1,822	13,949
CSL Ltd.	1,846	372,984
Dexus REIT	4,525	30,988
Evolution Mining Ltd.	5,259	16,995
Fortescue Metals Group Ltd.	7,036	130,528
Goodman Group REIT	6,808	86,748
GPT Group REIT	8,392	27,572
Insurance Australia Group Ltd.	9,066	34,809
Lendlease Corp. Ltd.(a)	2,651	27,129
Macquarie Group Ltd.	1,406	154,142
Magellan Financial Group Ltd.	555	18,551
Medibank Pvt Ltd.	11,844	25,244
Mirvac Group REIT	17,279	29,649
National Australia Bank Ltd.	13,407	254,187
Newcrest Mining Ltd.	3,041	57,655
Northern Star Resources Ltd.	4,544	35,698
Oil Search Ltd.	8,047	26,253
Orica Ltd.	1,679	16,226
Origin Energy Ltd.	8,188	28,351
Qantas Airways Ltd.*	3,240	12,465
QBE Insurance Group Ltd.	6,328	45,234
Ramsay Health Care Ltd.	813	41,287
REA Group Ltd.	238	25,052
Rio Tinto Ltd.	1,496	146,408
Santos Ltd.	8,143	45,301
Scentre Group REIT	20,837	46,175
SEEK Ltd.	1,479	29,247
Sonic Healthcare Ltd.	1,847	45,094
South32 Ltd.	22,454	47,858
Stockland REIT	10,846	34,801
Suncorp Group Ltd.	3,561	27,236
Sydney Airport*(a)	5,920	26,693
Tabcorp Holdings Ltd.	10,200	34,925
Telstra Corp. Ltd.	18,517	43,884
TPG Telecom Ltd.*	1,607	8,408
Transurban Group(a)	11,965	117,843
Treasury Wine Estates Ltd.	3,425	28,725
Vicinity Centres REIT	12,562	15,852
Washington H Soul Pattinson & Co. Ltd.	638	14,668
Wesfarmers Ltd.	4,596	174,132
Westpac Banking Corp.	14,715	269,701
WiseTech Global Ltd.	731	15,339
Woodside Petroleum Ltd.	4,190	79,214
Woolworths Group Ltd.	5,335	161,738

(Cost $4,216,806)		4,864,132

Austria - 0.1%
Erste Group Bank AG*	1,350	44,451
OMV AG	674	32,415
Raiffeisen Bank International AG*	677	13,739
Verbund AG	260	19,826
voestalpine AG	416	16,483

(Cost $130,893)		126,914

Belgium - 0.5%
Ageas SA/NV	625	35,035
Anheuser-Busch InBev SA/NV	3,212	183,928
Elia Group SA/NV	212	22,919
Etablissements Franz Colruyt NV	217	12,997
Galapagos NV*	192	15,813
Groupe Bruxelles Lambert SA	472	46,790
KBC Group NV*	1,049	75,459
Proximus SADP	695	13,585
Sofina SA	56	18,547
Solvay SA	335	40,864
UCB SA	490	48,739
Umicore SA	851	49,963

(Cost $706,149)		564,639

Brazil - 1.0%
Ambev SA	20,724	51,845
Atacadao SA	1,728	5,862
B2W Cia Digital*	906	13,256
B3 SA - Brasil Bolsa Balcao	8,748	84,761
Banco Bradesco SA	5,817	21,372
Banco BTG Pactual SA	1,039	18,844
Banco do Brasil SA	3,608	18,059
Banco Inter SA	399	11,063
Banco Santander Brasil SA	2,049	13,670
BB Seguridade Participacoes SA	2,157	9,788

BRF SA*	2,728	10,534
CCR SA	5,921	11,886
Cia Brasileira de Distribuicao	602	8,916
Cia de Saneamento Basico do Estado de Sao Paulo	1,764	11,583
Cia Siderurgica Nacional SA	2,953	17,320
Cosan SA	700	10,167
Energisa SA	1,284	10,005
Engie Brasil Energia SA	1,304	9,575
Equatorial Energia SA	4,715	16,911
Hapvida Participacoes e Investimentos SA, 144A	5,245	14,507
Hypera SA	1,860	10,879
JBS SA	5,044	23,239
Klabin SA*	2,672	14,051
Localiza Rent a Car SA	2,709	28,036
Lojas Renner SA	3,596	23,523
Magazine Luiza SA	12,828	55,348
Natura & Co. Holding SA*	2,956	24,353
Notre Dame Intermedica Participacoes SA	2,113	32,697
Petrobras Distribuidora SA	3,362	11,950
Petroleo Brasileiro SA	12,634	49,934
Raia Drogasil SA	4,370	18,114
Rumo SA*	5,811	18,768
Sul America SA	1,663	9,801
Suzano SA*	3,255	42,498
Telefonica Brasil SA	1,890	14,839
TIM SA	3,349	7,649
TOTVS SA	1,919	10,745
Ultrapar Participacoes SA*	3,444	11,873
Vale SA	14,895	251,218
Via Varejo S/A*	5,215	11,046
WEG SA	3,417	47,589

(Cost $824,739)		1,088,074

Canada - 6.2%
Agnico Eagle Mines Ltd.	1,070	59,730
Air Canada*	488	9,625
Algonquin Power & Utilities Corp.	2,431	37,651
Alimentation Couche-Tard, Inc., Class B	3,523	105,889
AltaGas Ltd.	1,696	25,708
Atco Ltd., Class I	342	9,976
B2Gold Corp.	4,622	20,121
Ballard Power Systems, Inc.*	924	25,848
Bank of Montreal	2,575	210,395
Bank of Nova Scotia	5,039	294,595
Barrick Gold Corp.	7,455	139,130
BCE, Inc.	659	28,186
BlackBerry Ltd.*	2,164	21,885
Brookfield Asset Management, Inc., Class A	5,429	219,276
CAE, Inc.	784	20,749
Cameco Corp.	1,544	24,229
Canadian Apartment Properties REIT	326	13,075
Canadian Imperial Bank of Commerce	1,878	173,146
Canadian National Railway Co.	2,933	320,150
Canadian Natural Resources Ltd.	4,726	128,901
Canadian Pacific Railway Ltd.	525	187,096
Canadian Tire Corp. Ltd., Class A	220	28,427
Canadian Utilities Ltd., Class A(b)	597	14,130
Canopy Growth Corp.*	890	29,303
CCL Industries, Inc., Class B	686	36,133
Cenovus Energy, Inc.	4,937	36,545
CGI, Inc.*	912	68,081
Constellation Software, Inc.	85	110,055
Dollarama, Inc.	1,250	47,570
Emera, Inc.	1,066	42,000
Empire Co. Ltd., Class A	779	21,651
Enbridge, Inc.	7,931	267,857
Fairfax Financial Holdings Ltd.	116	47,254
First Quantum Minerals Ltd.	2,561	55,201
FirstService Corp.	185	28,070
Fortis, Inc.	1,594	61,375
Franco-Nevada Corp.	782	83,730
George Weston Ltd.	234	17,187
GFL Environmental, Inc.	816	25,328
Gildan Activewear, Inc.	1,023	31,085
Great-West Lifeco, Inc.	1,047	26,796
Hydro One Ltd., 144A	1,636	34,736
iA Financial Corp., Inc.	484	24,869
IGM Financial, Inc.	500	13,641
Imperial Oil Ltd.(b)	1,260	27,614
Intact Financial Corp.	636	71,086
Inter Pipeline Ltd.	1,617	22,757
Keyera Corp.(b)	986	19,114
Kinross Gold Corp.	4,650	28,903
Kirkland Lake Gold Ltd.	1,118	36,564
Loblaw Cos. Ltd.	615	29,638
Lundin Mining Corp.	3,012	34,484
Magna International, Inc.	1,157	97,453
Manulife Financial Corp.	7,642	152,348
Metro, Inc.	1,065	44,270
National Bank of Canada	1,439	90,641
Northland Power, Inc.	811	26,925
Nutrien Ltd.	2,299	124,091
Onex Corp.	352	19,705
Open Text Corp.	1,127	50,195
Pan American Silver Corp.	930	30,730
Parkland Corp.	651	20,687
Pembina Pipeline Corp.(b)	2,394	60,875
Power Corp. of Canada	2,548	61,428
Quebecor, Inc., Class B	763	19,726
Restaurant Brands International, Inc.	1,179	70,716
Ritchie Bros Auctioneers, Inc.	492	26,850

Rogers Communications, Inc., Class B	1,348	58,396
Royal Bank of Canada	5,816	495,224
Saputo, Inc.	971	27,346
Shaw Communications, Inc., Class B	1,951	33,958
Shopify, Inc., Class A*	452	585,593
SSR Mining, Inc.*	942	13,376
Sun Life Financial, Inc.(b)	2,401	115,541
Suncor Energy, Inc.	6,387	126,827
TC Energy Corp.	3,924	164,348
Teck Resources Ltd., Class B	2,319	48,290
TELUS Corp.	1,098	22,001
Thomson Reuters Corp.	718	62,457
TMX Group Ltd.	249	23,771
Toromont Industries Ltd.	322	23,455
Toronto-Dominion Bank	7,469	452,741
West Fraser Timber Co. Ltd.	338	23,107
Wheaton Precious Metals Corp.	1,885	67,425
WSP Global, Inc.	441	38,195
Yamana Gold, Inc.	4,243	16,871

(Cost $5,469,406)		6,792,107

Chile - 0.2%
Antofagasta PLC	1,894	47,035
Banco de Chile	190,744	20,898
Banco de Credito e Inversiones SA	196	8,502
Banco Santander Chile	312,455	17,870
Cencosud SA	8,433	16,513
Colbun SA	47,510	8,873
Empresas CMPC SA	4,132	12,045
Empresas COPEC SA	1,142	12,875
Enel Americas SA	168,740	25,676
Enel Chile SA	123,794	9,149
Falabella SA	2,985	12,367

(Cost $179,268)		191,803

China - 11.5%
21Vianet Group, Inc., ADR*	345	12,572
360 Security Technology, Inc., Class A	3,700	9,185
3SBio, Inc., 144A*	9,800	9,754
51job, Inc., ADR*	104	6,822
AAC Technologies Holdings, Inc.(b)	3,648	19,659
Accelink Technologies Co. Ltd., Class A	2,700	10,166
Agile Group Holdings Ltd.	7,427	10,494
Agricultural Bank of China Ltd., Class A	19,900	10,003
Agricultural Bank of China Ltd., Class H	121,175	44,055
Aier Eye Hospital Group Co. Ltd., Class A	930	10,365
Air China Ltd., Class H	10,150	8,375
Airtac International Group	527	18,353
AK Medical Holdings Ltd., 144A	3,730	5,492
Alibaba Group Holding Ltd., ADR*	7,788	1,851,675
A-Living Smart City Services Co. Ltd., 144A	1,636	6,855
Aluminum Corp. of China Ltd., Class H*	19,085	9,645
Anhui Conch Cement Co. Ltd., Class A	1,200	9,869
Anhui Conch Cement Co. Ltd., Class H	5,374	34,573
Anhui Gujing Distillery Co. Ltd., Class B	1,210	16,052
ANTA Sports Products Ltd.	4,731	72,583
Autohome, Inc., ADR(b)	292	33,300
AVIC Shenyang Aircraft Co. Ltd., Class A	870	10,879
AviChina Industry & Technology Co. Ltd., Class H	22,400	15,162
Baidu, Inc., ADR*	1,133	321,160
Bank of Beijing Co. Ltd., Class A	11,100	8,164
Bank of China Ltd., Class A	16,800	8,393
Bank of China Ltd., Class H	324,363	113,746
Bank of Communications Co. Ltd., Class A	13,200	9,301
Bank of Communications Co. Ltd., Class H	20,728	11,705
Bank of Hangzhou Co. Ltd., Class A	4,400	10,869
Bank of Jiangsu Co. Ltd., Class A	13,000	11,526
Bank of Ningbo Co. Ltd., Class A	1,900	11,748
Bank of Shanghai Co. Ltd., Class A	5,590	7,223
Baoshan Iron & Steel Co. Ltd., Class A	10,200	11,827
Baozun, Inc., ADR*	163	7,487
BeiGene Ltd., ADR*	170	54,400
Beijing Capital International Airport Co. Ltd., Class H	6,648	5,185
BGI Genomics Co. Ltd., Class A	500	10,639
Bilibili, Inc., ADR*	511	64,371
BOE Technology Group Co. Ltd., Class A	15,500	14,555
BYD Co. Ltd., Class A	600	18,250
BYD Co. Ltd., Class H	3,076	78,204
BYD Electronic International Co. Ltd.	2,962	16,516
CanSino Biologics, Inc., Class H, 144A*(b)	185	8,801
CGN Power Co. Ltd., Class H, 144A	48,063	10,596
Changchun High & New Technology Industry Group, Inc., Class A	200	12,980
China Aoyuan Group Ltd.	5,194	4,922
China Cinda Asset Management Co. Ltd., Class H	55,934	11,105
China CITIC Bank Corp. Ltd., Class H	41,261	19,470
China Communications Services Corp. Ltd., Class H	14,557	6,869
China Conch Venture Holdings Ltd.	7,155	31,825
China Construction Bank Corp., Class H	397,173	319,010
China East Education Holdings Ltd., 144A	2,741	6,170
China Everbright Bank Co. Ltd., Class A	14,000	8,850
China Everbright Bank Co. Ltd., Class H	13,802	5,979
China Evergrande Group	7,717	15,799
China Feihe Ltd., 144A	1,865	5,109
China Fortune Land Development Co. Ltd., Class A	3,120	4,079
China Galaxy Securities Co. Ltd., Class A	7,370	12,239
China Hongqiao Group Ltd.	7,680	9,525
China Huarong Asset Management Co. Ltd., Class H, 144A	37,664	4,467

China International Capital Corp. Ltd., Class H, 144A*	4,718	10,888
China Lesso Group Holdings Ltd.	5,600	10,353
China Life Insurance Co. Ltd., Class A	700	3,579
China Life Insurance Co. Ltd., Class H	31,694	66,849
China Literature Ltd., 144A*	2,090	19,481
China Longyuan Power Group Corp. Ltd., Class H	10,545	15,689
China Medical System Holdings Ltd.	10,265	16,040
China Meidong Auto Holdings Ltd.	2,697	10,257
China Merchants Bank Co. Ltd., Class A	5,700	44,911
China Merchants Bank Co. Ltd., Class H	15,171	116,475
China Merchants Securities Co. Ltd., Class A	4,500	15,112
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,800	3,569
China Minsheng Banking Corp. Ltd., Class A	13,500	10,782
China Minsheng Banking Corp. Ltd., Class H	29,546	17,637
China Molybdenum Co. Ltd., Class H	15,596	12,064
China National Building Material Co. Ltd., Class H	16,803	25,476
China National Medicines Corp. Ltd., Class A	600	3,516
China National Nuclear Power Co. Ltd., Class A	12,600	10,044
China Oilfield Services Ltd., Class H	11,246	12,933
China Pacific Insurance Group Co. Ltd., Class A	1,600	10,902
China Pacific Insurance Group Co. Ltd., Class H	11,650	53,545
China Petroleum & Chemical Corp., Class A	9,200	6,398
China Petroleum & Chemical Corp., Class H	105,258	58,217
China Railway Group Ltd., Class A	15,300	13,471
China Railway Group Ltd., Class H	18,906	9,994
China Resources Pharmaceutical Group Ltd., 144A	3,730	2,380
China Shenhua Energy Co. Ltd., Class H	16,352	31,075
China Shipbuilding Industry Co. Ltd., Class A*	8,500	5,400
China Southern Airlines Co. Ltd., Class H*	7,780	5,316
China Tourism Group Duty Free Corp. Ltd., Class A	500	23,738
China Tower Corp. Ltd., Class H, 144A	192,244	28,751
China Vanke Co. Ltd., Class A	3,600	18,373
China Vanke Co. Ltd., Class H	5,506	23,354
China Yangtze Power Co. Ltd., Class A	6,200	18,881
China Yuhua Education Corp. Ltd., 144A	11,200	9,270
Chongqing Zhifei Biological Products Co. Ltd., Class A	400	10,761
CIFI Holdings Group Co. Ltd.	12,219	11,579
CITIC Ltd.	27,166	23,011
CITIC Securities Co. Ltd., Class A	2,200	9,244
CITIC Securities Co. Ltd., Class H	8,023	17,295
Contemporary Amperex Technology Co. Ltd., Class A	547	27,178
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	2,538
COSCO SHIPPING Holdings Co. Ltd., Class A*	5,100	9,940
Country Garden Holdings Co. Ltd.	35,108	43,679
Country Garden Services Holdings Co. Ltd.	6,030	49,599
CSC Financial Co. Ltd., Class A	1,960	10,674
CSPC Pharmaceutical Group Ltd.	35,539	37,113
Dali Foods Group Co. Ltd., 144A	16,109	9,803
Daqin Railway Co. Ltd., Class A	10,400	10,471
Daqo New Energy Corp., ADR*	219	22,831
Dongfeng Motor Group Co. Ltd., Class H	12,958	11,928
East Money Information Co. Ltd., Class A	3,200	14,990
ENN Energy Holdings Ltd.	3,907	59,891
Eve Energy Co. Ltd., Class A	900	11,865
Everbright Securities Co. Ltd., Class A	1,800	4,274
Focus Media Information Technology Co. Ltd., Class A	3,200	5,403
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	15,977
Fosun International Ltd.	6,539	9,813
Founder Securities Co. Ltd., Class A*	10,000	13,260
Foxconn Industrial Internet Co. Ltd., Class A	4,600	9,795
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	8,031
GCL System Integration Technology Co. Ltd., Class A*	1,000	538
GDS Holdings Ltd., ADR*(b)	309	31,567
Genscript Biotech Corp.*	3,773	6,508
GF Securities Co. Ltd., Class A	6,300	15,552
Gigadevice Semiconductor Beijing, Inc., Class A	120	3,562
GoerTek, Inc., Class A	1,900	9,375
GOME Retail Holdings Ltd.*(b)	47,600	13,992
Great Wall Motor Co. Ltd., Class H	15,680	45,586
Greentown Service Group Co. Ltd.	4,488	4,559
GSX Techedu, Inc., ADR*(b)	343	35,278
Guangzhou Automobile Group Co. Ltd., Class H	13,179	12,234
Guangzhou R&F Properties Co. Ltd., Class H	11,200	14,959
Guotai Junan Securities Co. Ltd., Class A	3,400	8,734
Haidilao International Holding Ltd., 144A	2,800	22,977
Haier Smart Home Co. Ltd., Class A	1,100	4,905
Haier Smart Home Co. Ltd., Class H*	6,203	23,592
Haitian International Holdings Ltd.	4,590	15,771
Haitong Securities Co. Ltd., Class H	14,528	13,280
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A*	518	10,138
Hansoh Pharmaceutical Group Co. Ltd., 144A*	5,600	28,518

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	7,809
Hengan International Group Co. Ltd.	3,074	21,282
Hengli Petrochemical Co. Ltd., Class A	1,800	10,030
Hua Hong Semiconductor Ltd., 144A*	2,753	16,841
Hualan Biological Engineering, Inc., Class A	670	4,419
Huaneng Power International, Inc., Class A	3,500	2,175
Huatai Securities Co. Ltd., Class A	1,700	4,501
Huatai Securities Co. Ltd., Class H, 144A	6,587	9,800
Huaxia Bank Co. Ltd., Class A	9,400	9,044
Huazhu Group Ltd., ADR*(b)	598	34,768
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	100	306
Hundsun Technologies, Inc., Class A	800	10,781
HUYA, Inc., ADR*(b)	117	3,083
Industrial & Commercial Bank of China Ltd., Class A	14,000	11,592
Industrial & Commercial Bank of China Ltd., Class H	243,766	159,023
Industrial Bank Co. Ltd., Class A	4,500	17,124
Industrial Securities Co. Ltd., Class A	1,500	2,098
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	7,741
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	2,385
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	9,996
Innovent Biologics, Inc., 144A*	3,423	35,261
iQIYI, Inc., ADR*(b)	1,034	26,191
JD Health International, Inc., 144A*	800	14,625
JD.com, Inc., ADR*	3,645	342,156
Jiangsu Expressway Co. Ltd., Class H	9,076	10,543
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	8,789
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,500	23,545
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	11,657
Jiangxi Copper Co. Ltd., Class A	3,000	12,906
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,600	4,085
Jinxin Fertility Group Ltd., 144A	5,464	12,342
Jiumaojiu International Holdings Ltd., 144A*	2,566	10,073
JOYY, Inc., ADR(b)	223	26,292
KE Holdings, Inc., ADR*(b)	490	31,277
Kingdee International Software Group Co. Ltd.*	11,704	42,024
Kingsoft Cloud Holdings Ltd., ADR*	227	13,366
Kingsoft Corp. Ltd.	4,227	29,646
Koolearn Technology Holding Ltd., 144A*(b)	465	1,301
Kuaishou Technology, 144A*	809	32,208
Kweichow Moutai Co. Ltd., Class A	300	98,193
KWG Group Holdings Ltd.	5,428	8,230
Lenovo Group Ltd.	31,118	39,357
Lens Technology Co. Ltd., Class A	2,610	12,576
Li Auto, Inc., ADR*	726	18,419
Li Ning Co. Ltd.	8,276	46,520
Lingyi iTech Guangdong Co., Class A	3,100	4,861
Logan Group Co. Ltd.	9,100	14,172
Longfor Group Holdings Ltd., 144A	7,643	45,327
LONGi Green Energy Technology Co. Ltd., Class A	1,500	24,160
Lufax Holding Ltd., ADR*	743	11,160
Luxshare Precision Industry Co. Ltd., Class A	1,849	13,257
Luzhou Laojiao Co. Ltd., Class A	400	14,507
Mango Excellent Media Co. Ltd., Class A	1,200	11,870
Meituan, Class B, 144A*	14,831	650,109
Metallurgical Corp. of China Ltd., Class A	21,100	10,769
Microport Scientific Corp.	3,730	21,953
Midea Group Co. Ltd., Class A	1,300	18,658
Ming Yuan Cloud Group Holdings Ltd.*	1,515	8,575
Minth Group Ltd.	3,179	13,976
Momo, Inc., ADR	577	9,140
Muyuan Foods Co. Ltd., Class A	810	14,225
Nanjing Securities Co. Ltd., Class A	4,800	7,771
NARI Technology Co. Ltd., Class A	2,300	10,068
NetEase, Inc., ADR	1,705	187,294
New China Life Insurance Co. Ltd., Class H	4,356	16,623
New Hope Liuhe Co. Ltd., Class A	1,400	5,196
New Oriental Education & Technology Group, Inc., ADR*	629	111,723
Ninestar Corp., Class A	548	2,319
NIO, Inc., ADR*	5,299	242,588
OFILM Group Co. Ltd., Class A	103	169
Orient Securities Co. Ltd., Class A	1,600	2,366
People’s Insurance Co. Group of China Ltd., Class H	31,443	9,770
PetroChina Co. Ltd., Class A	7,700	5,176
PetroChina Co. Ltd., Class H	87,968	31,529
Pharmaron Beijing Co. Ltd., Class H, 144A	460	7,864
PICC Property & Casualty Co. Ltd., Class H	34,790	26,329
Pinduoduo, Inc., ADR*	1,611	275,739
Ping An Bank Co. Ltd., Class A	3,300	10,879
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	2,134	30,842
Ping An Insurance Group Co. of China Ltd., Class A	3,400	44,655
Ping An Insurance Group Co. of China Ltd., Class H	23,849	293,022
Poly Developments and Holdings Group Co. Ltd., Class A	2,900	6,949
Poly Property Services Co. Ltd.(b)	1,305	8,589
Postal Savings Bank of China Co. Ltd., Class A	14,000	13,211

Postal Savings Bank of China Co. Ltd., Class H, 144A	34,378	25,574
Power Construction Corp. of China Ltd., Class A	14,500	8,652
Qingdao Rural Commercial Bank Corp., Class A	1,600	1,142
RLX Technology, Inc., ADR*(b)	481	8,422
Rongsheng Petro Chemical Co. Ltd., Class A	1,900	9,858
SAIC Motor Corp. Ltd., Class A	1,500	4,915
Sanan Optoelectronics Co. Ltd., Class A	1,800	8,310
Sany Heavy Industry Co. Ltd., Class A	3,100	19,650
Seazen Group Ltd.*	9,844	11,930
SF Holding Co. Ltd., Class A	1,000	16,184
Shandong Gold Mining Co. Ltd., Class A	2,200	7,534
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,054	13,831
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	3,085	14,557
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,149
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,500	14,203
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	15,114
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,900	7,597
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	300	14,483
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,807
Shenzhen Goodix Technology Co. Ltd., Class A	100	2,130
Shenzhen Inovance Technology Co. Ltd., Class A	700	9,206
Shenzhen Kangtai Biological Products Co. Ltd., Class A	560	13,215
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	280	18,046
Shenzhou International Group Holdings Ltd.	3,405	70,721
Silergy Corp.	294	28,289
SINA Corp.*(b)	358	15,455
Sinopharm Group Co. Ltd., Class H	5,641	13,207
Sinotruk Hong Kong Ltd.	3,441	10,980
Smoore International Holdings Ltd., 144A*	2,623	21,288
Sunac China Holdings Ltd.	12,768	54,651
Sunny Optical Technology Group Co. Ltd.	2,887	72,208
TAL Education Group, ADR*	1,567	121,505
TCL Technology Group Corp., Class A	1,164	1,477
Tencent Holdings Ltd.	23,634	2,018,646
Tencent Music Entertainment Group, ADR*	1,537	39,532
Tianma Microelectronics Co. Ltd., Class A	1,000	2,316
Tingyi Cayman Islands Holding Corp.	10,026	20,139
Tongcheng-Elong Holdings Ltd.*	3,730	8,762
Tongwei Co. Ltd., Class A	1,700	12,315
Topsports International Holdings Ltd., 144A	6,733	9,896
TravelSky Technology Ltd., Class H	4,441	11,211
Trip.com Group Ltd., ADR*	2,140	84,423
Tsingtao Brewery Co. Ltd., Class H	1,845	15,140
Unigroup Guoxin Microelectronics Co. Ltd., Class A	340	5,819
Uni-President China Holdings Ltd.	10,486	12,600
Unisplendour Corp. Ltd., Class A	1,880	6,229
Vipshop Holdings Ltd., ADR*	1,976	73,744
Walvax Biotechnology Co. Ltd., Class A	300	2,119
Wanhua Chemical Group Co. Ltd., Class A	1,021	20,592
Want Want China Holdings Ltd.	26,346	19,021
Weibo Corp., ADR*	245	13,517
Weichai Power Co. Ltd., Class A	2,800	9,520
Weichai Power Co. Ltd., Class H	4,122	12,063
Weimob, Inc., 144A*	6,608	19,211
Wens Foodstuffs Group Co. Ltd., Class A	1,440	4,034
Will Semiconductor Co. Ltd., Class A	400	17,453
Wingtech Technology Co. Ltd., Class A	100	1,555
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	868
Wuliangye Yibin Co. Ltd., Class A	1,100	47,491
WuXi AppTec Co. Ltd., Class A	492	10,900
WuXi AppTec Co. Ltd., Class H, 144A	1,381	28,790
Wuxi Biologics Cayman, Inc., 144A*	13,370	165,564
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	570	7,374
Xiaomi Corp., Class B, 144A*	60,542	197,476
Xinyi Solar Holdings Ltd.	14,606	30,694
XPeng, Inc., ADR*(b)	709	24,184
Yadea Group Holdings Ltd., 144A	4,351	9,469
Yanzhou Coal Mining Co. Ltd., Class A	700	1,040
Yihai International Holding Ltd.*	2,005	27,452
Yonyou Network Technology Co. Ltd., Class A	1,700	9,672
Yum China Holdings, Inc.	1,715	102,626
Yunnan Baiyao Group Co. Ltd., Class A	400	8,068
Zai Lab Ltd., ADR*	256	37,765
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	9,174
Zhaojin Mining Industry Co. Ltd., Class H	7,930	8,026
Zhejiang Dahua Technology Co. Ltd., Class A	3,900	12,598
Zhejiang Expressway Co. Ltd., Class H	5,945	5,189
Zhejiang NHU Co. Ltd., Class A	1,500	10,029
Zhenro Properties Group Ltd.(b)	16,800	11,046
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	2,050	13,783
Zhongjin Gold Corp. Ltd., Class A	9,000	12,933

Zhongsheng Group Holdings Ltd.	2,356	14,580
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,982	8,624
Zijin Mining Group Co. Ltd., Class A	7,500	14,097
Zijin Mining Group Co. Ltd., Class H	19,548	28,983
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	9,756
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,040	4,633
ZTE Corp., Class A	1,512	7,404
ZTE Corp., Class H	3,557	9,071
ZTO Express Cayman, Inc., ADR	1,673	56,447

(Cost $8,004,994)		12,601,963

Colombia - 0.0%
Ecopetrol SA	23,874	14,729
Grupo de Inversiones Suramericana SA	1,654	10,735
Interconexion Electrica SA ESP	1,750	11,420

(Cost $28,150)		36,884

Cyprus - 0.0%
Polymetal International PLC	991	19,729
TCS Group Holding PLC, GDR	475	24,648

(Cost $35,683)		44,377

Czech Republic - 0.0%
CEZ AS	302	7,366
Komercni banka AS*	463	14,472

(Cost $16,199)		21,838

Denmark - 1.4%
A.P. Moller - Maersk A/S, Class A	16	32,113
A.P. Moller - Maersk A/S, Class B	27	58,002
Ambu A/S, Class B	724	33,526
Carlsberg A/S, Class B	387	60,908
Chr Hansen Holding A/S*	421	36,122
Coloplast A/S, Class B	472	71,897
Danske Bank A/S*	2,590	47,781
Demant A/S*	505	20,804
DSV PANALPINA A/S	840	154,284
Genmab A/S*	294	98,744
GN Store Nord AS	572	48,075
H Lundbeck A/S	307	11,691
Novo Nordisk A/S, Class B	7,059	501,605
Novozymes A/S, Class B*	877	54,187
Orsted AS, 144A	827	133,915
Pandora A/S	408	39,693
ROCKWOOL International A/S, Class B	29	10,512
Tryg A/S	558	17,564
Vestas Wind Systems A/S	819	153,416

(Cost $995,359)		1,584,839

Egypt - 0.0%
Commercial International Bank Egypt SAE	5,849	23,232
Eastern Co. SAE	4,376	4,139
ElSewedy Electric Co.	4,141	2,514

(Cost $31,886)		29,885

Finland - 0.8%
Elisa OYJ	649	38,644
Fortum OYJ	2,056	51,325
Kesko OYJ, Class B	1,030	26,147
Kone OYJ, Class B*	1,388	110,664
Neste OYJ	1,851	121,627
Nokia OYJ*	23,690	94,324
Nordea Bank Abp	13,271	119,950
Orion OYJ, Class B	530	21,723
Sampo OYJ, Class A	1,970	87,636
Stora Enso OYJ, Class R	2,485	48,947
UPM-Kymmene OYJ	2,156	82,202
Wartsila OYJ Abp	2,030	23,273

(Cost $755,455)		826,462

France - 6.4%
Accor SA*	743	30,982
Aeroports de Paris*	49	6,220
Air Liquide SA	1,935	291,134
Airbus SE*	2,473	286,176
Alstom SA*	1,094	54,567
Amundi SA, 144A*	290	22,044
Arkema SA	319	35,217
Atos SE*	406	31,655
AXA SA	7,687	192,915
BioMerieux	172	21,832
BNP Paribas SA*	4,678	278,120
Bollore SA	2,881	13,786
Bouygues SA	877	35,511
Bureau Veritas SA*	1,334	36,038
Capgemini SE	668	107,316
Carrefour SA	2,548	44,408
Cie de Saint-Gobain*	2,182	116,944
Cie Generale des Etablissements Michelin SCA	673	97,238
CNP Assurances*	838	15,075
Covivio REIT	268	22,522
Credit Agricole SA*	5,075	71,122
Danone SA	2,557	174,188
Dassault Aviation SA*	13	14,007
Dassault Systemes SE	528	109,510
Edenred	1,081	59,853
Eiffage SA*	348	35,757
Electricite de France SA*	2,672	31,942
Engie SA*	7,695	112,202
EssilorLuxottica SA	1,149	187,154
Eurazeo SE*	182	13,472
Faurecia SE*	341	17,614
Gecina SA REIT	205	28,370
Getlink SE*	1,875	30,699

Hermes International	131	145,919
Iliad SA	78	13,797
Ipsen SA	109	9,291
Kering SA	309	195,695
Klepierre SA REIT	937	22,102
La Francaise des Jeux SAEM, 144A	237	10,692
Legrand SA	967	83,912
L’Oreal SA	1,038	379,227
LVMH Moet Hennessy Louis Vuitton SE	1,146	725,921
Natixis SA*	4,266	20,774
Orange SA	7,882	90,802
Orpea SA*	226	27,126
Pernod Ricard SA	866	164,411
Publicis Groupe SA	961	56,282
Remy Cointreau SA	88	16,776
Renault SA*	876	39,239
Safran SA*	1,354	185,013
Sanofi	4,649	425,181
Sartorius Stedim Biotech	126	55,033
Schneider Electric SE	2,224	329,652
SCOR SE*	691	22,911
SEB SA	86	15,430
Societe Generale SA*	3,016	74,726
Sodexo SA*	369	35,270
Suez SA	1,356	28,222
Teleperformance	243	85,935
Thales SA	474	44,860
TOTAL SE(b)	10,463	484,451
Ubisoft Entertainment SA*	375	30,577
Unibail-Rodamco-Westfield REIT	594	43,589
Valeo SA	913	32,210
Veolia Environnement SA	1,785	48,135
Vinci SA	2,163	224,545
Vivendi SE	3,112	107,274
Wendel SE	122	13,940
Worldline SA, 144A*	974	86,728

(Cost $5,653,643)		7,001,238

Germany - 5.2%
adidas AG*	796	277,464
Allianz SE	1,708	411,746
BASF SE	3,781	308,982
Bayer AG	4,116	248,904
Bayerische Motoren Werke AG	1,418	122,329
Bechtle AG	115	21,687
Beiersdorf AG	375	37,056
Brenntag SE	697	54,040
Carl Zeiss Meditec AG	185	27,745
Commerzbank AG*	3,972	26,023
Continental AG	420	60,253
Covestro AG, 144A	709	51,292
Daimler AG	3,590	286,963
Delivery Hero SE, 144A*	536	68,357
Deutsche Bank AG*(c)	8,269	101,905
Deutsche Boerse AG	787	128,712
Deutsche Lufthansa AG*	987	14,630
Deutsche Post AG	4,068	201,533
Deutsche Telekom AG	13,922	252,468
Deutsche Wohnen SE	1,430	67,203
E.ON SE	9,415	95,989
Evonik Industries AG	910	30,622
Fresenius Medical Care AG & Co. KGaA	820	56,750
Fresenius SE & Co. KGaA	1,711	73,163
GEA Group AG	573	19,787
Hannover Rueck SE	259	43,843
HeidelbergCement AG	614	48,509
HelloFresh SE*	624	48,561
Henkel AG & Co. KGaA	465	41,181
HOCHTIEF AG	86	7,663
Infineon Technologies AG	5,499	238,854
KION Group AG	280	23,628
Knorr-Bremse AG	281	35,782
LANXESS AG	300	22,196
LEG Immobilien AG	316	43,137
Merck KGaA	540	87,664
MTU Aero Engines AG	183	43,497
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	575	168,585
Nemetschek SE	211	13,277
Puma SE*	427	45,327
Rational AG	19	16,253
RWE AG	2,600	98,315
SAP SE	4,313	531,105
Scout24 AG, 144A	483	36,394
Siemens AG	3,110	480,229
Siemens Energy AG*	1,797	67,755
Siemens Healthineers AG, 144A	1,158	64,033
Symrise AG	553	64,534
TeamViewer AG, 144A*	575	30,873
Telefonica Deutschland Holding AG	2,938	7,834
Uniper SE	871	30,476
United Internet AG	356	15,669
Volkswagen AG	147	34,355
Vonovia SE	2,210	140,630
Zalando SE, 144A*	581	59,600

(Cost $5,005,956)		5,635,362

Greece - 0.0%
FF Group*(d)	197	1,141
Hellenic Telecommunications Organization SA	1,234	18,968
JUMBO SA	606	9,959
OPAP SA	697	9,368

(Cost $35,767)		39,436

Hong Kong - 2.8%
AIA Group Ltd.	49,162	615,123
Alibaba Health Information Technology Ltd.*	16,584	55,590
Alibaba Pictures Group Ltd.*	52,984	7,377
ASM Pacific Technology Ltd.	1,057	14,704
Bank of East Asia Ltd.	5,562	13,137
Beijing Enterprises Water Group Ltd.*	30,268	11,980
BOC Hong Kong Holdings Ltd.	16,574	55,130
Bosideng International Holdings Ltd.(b)	14,480	6,105
Brilliance China Automotive Holdings Ltd.	14,154	12,701
Budweiser Brewing Co. APAC Ltd., 144A	7,347	22,449
China Everbright Environment Group Ltd.	17,417	9,970
China Everbright Ltd.	7,465	9,644
China Gas Holdings Ltd.	8,382	33,770
China Jinmao Holdings Group Ltd.	28,277	11,775
China Mengniu Dairy Co. Ltd.*	12,665	69,232
China Merchants Port Holdings Co. Ltd.	6,791	9,894
China Overseas Land & Investment Ltd.	16,271	41,200
China Resources Beer Holdings Co. Ltd.	5,565	41,972
China Resources Cement Holdings Ltd.	10,892	12,975
China Resources Gas Group Ltd.	4,326	21,612
China Resources Land Ltd.	13,270	63,044
China Resources Power Holdings Co. Ltd.	7,925	9,226
China State Construction International Holdings Ltd.	8,665	5,977
China Taiping Insurance Holdings Co. Ltd.	8,609	18,558
China Traditional Chinese Medicine Holdings Co. Ltd.	3,180	1,906
China Youzan Ltd.*	60,083	25,717
CK Asset Holdings Ltd.	10,847	63,699
CK Hutchison Holdings Ltd.	12,043	90,985
CK Infrastructure Holdings Ltd.	3,185	18,458
CLP Holdings Ltd.	7,203	70,252
COSCO SHIPPING Ports Ltd.	8,483	6,168
ESR Cayman Ltd., 144A*	7,025	22,235
Far East Horizon Ltd.	11,969	12,869
Galaxy Entertainment Group Ltd.	8,794	80,384
Geely Automobile Holdings Ltd.	25,657	83,357
Guangdong Investment Ltd.	13,879	24,836
Hang Lung Properties Ltd.	8,525	22,092
Hang Seng Bank Ltd.	3,377	65,307
Henderson Land Development Co. Ltd.	2,814	12,226
HK Electric Investments & HK Electric Investments Ltd.(a)	11,799	11,561
HKT Trust & HKT Ltd.(a)	16,430	22,326
Hong Kong & China Gas Co. Ltd.	46,781	70,566
Hong Kong Exchanges & Clearing Ltd.	5,055	308,392
Hongkong Land Holdings Ltd.	5,200	25,064
Hutchison China MediTech Ltd., ADR*	244	7,013
Jardine Matheson Holdings Ltd.	1,021	53,419
Jardine Strategic Holdings Ltd.	846	21,894
Kingboard Holdings Ltd.	2,771	12,790
Kunlun Energy Co. Ltd.	15,136	13,914
Link REIT	8,280	78,141
Melco Resorts & Entertainment Ltd., ADR*	1,104	23,913
MTR Corp. Ltd.	6,629	39,784
New World Development Co. Ltd.	6,588	33,507
Nine Dragons Paper Holdings Ltd.	11,684	18,860
PCCW Ltd.	12,702	7,287
Power Assets Holdings Ltd.	6,034	33,529
Shenzhen International Holdings Ltd.	3,864	6,396
Shenzhen Investment Ltd.	42,930	15,442
Shimao Group Holdings Ltd.	5,851	19,273
Sino Biopharmaceutical Ltd.	42,993	47,835
Sino Land Co. Ltd.	15,212	23,025
SJM Holdings Ltd.	11,869	16,526
SSY Group Ltd.	6,919	3,684
Sun Hung Kai Properties Ltd.	5,512	88,545
Swire Pacific Ltd., Class A	2,597	19,034
Swire Properties Ltd.	5,819	18,718
Techtronic Industries Co. Ltd.	5,835	89,070
WH Group Ltd., 144A	41,814	37,520
Wharf Holdings Ltd.	5,400	12,740
Wharf Real Estate Investment Co. Ltd.	7,111	42,493
Xinyi Glass Holdings Ltd.	8,172	22,863
Yuexiu Property Co. Ltd.	25,846	5,731

(Cost $2,426,208)		3,024,491

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC*	1,407	10,096
OTP Bank Nyrt*	697	31,666
Richter Gedeon Nyrt	644	18,369

(Cost $44,903)		60,131

India - 2.9%
Adani Green Energy Ltd.*	1,753	27,668
Adani Ports & Special Economic Zone Ltd.	2,391	21,992
Ambuja Cements Ltd.	2,048	7,622
Apollo Hospitals Enterprise Ltd.	476	19,812
Asian Paints Ltd.	1,706	52,867
Aurobindo Pharma Ltd.	998	11,614
Avenue Supermarts Ltd., 144A*	522	21,269
Axis Bank Ltd.*	9,365	92,369
Bajaj Auto Ltd.	458	23,676
Bajaj Finance Ltd.	1,176	84,256
Bajaj Finserv Ltd.	189	24,816
Bandhan Bank Ltd., 144A*	3,030	14,236
Berger Paints India Ltd.	400	3,701
Bharat Petroleum Corp. Ltd.	3,044	18,634
Bharti Airtel Ltd.	10,035	75,968
Biocon Ltd.*	284	1,508
Britannia Industries Ltd.	292	13,366
Cipla Ltd.	1,660	17,779
Coal India Ltd.	6,331	13,113
Colgate-Palmolive India Ltd.	750	16,138

Container Corp. Of India Ltd.	1,015	7,705
Dabur India Ltd.	2,525	17,287
Divi’s Laboratories Ltd.*	629	28,787
DLF Ltd.	3,591	14,782
Dr. Reddy’s Laboratories Ltd., ADR	508	30,465
Eicher Motors Ltd.	605	20,571
GAIL India Ltd.	7,774	15,001
Godrej Consumer Products Ltd.*	1,909	17,831
Grasim Industries Ltd.	1,418	23,171
Havells India Ltd.	1,309	19,693
HCL Technologies Ltd.	4,357	53,922
HDFC Asset Management Co. Ltd., 144A	37	1,479
HDFC Life Insurance Co. Ltd., 144A*	2,551	24,323
Hero MotoCorp Ltd.	494	21,673
Hindalco Industries Ltd.	5,786	26,790
Hindustan Petroleum Corp. Ltd.	5,387	17,773
Hindustan Unilever Ltd.	3,653	105,986
Housing Development Finance Corp. Ltd.	7,156	247,288
ICICI Bank Ltd.*	21,131	171,886
ICICI Lombard General Insurance Co. Ltd., 144A*	659	12,788
ICICI Prudential Life Insurance Co. Ltd., 144A*	2,550	16,016
Indian Oil Corp. Ltd.	8,950	11,942
Indraprastha Gas Ltd.	1,513	10,129
Indus Towers Ltd.	2,785	9,770
Info Edge India Ltd.*	291	19,445
Infosys Ltd.	12,543	213,923
Infosys Ltd., ADR	1,731	29,635
InterGlobe Aviation Ltd., 144A*	661	14,572
Ipca Laboratories Ltd.	443	11,150
ITC Ltd.	10,413	28,886
JSW Steel Ltd.	3,852	20,729
Jubilant Foodworks Ltd.	158	6,439
Kotak Mahindra Bank Ltd.*	2,418	58,582
Larsen & Toubro Infotech Ltd., 144A	225	11,022
Larsen & Toubro Ltd.	2,682	52,647
Lupin Ltd.	1,353	18,750
Mahindra & Mahindra Ltd.	3,303	36,246
Marico Ltd.	2,701	14,612
Maruti Suzuki India Ltd.	519	48,493
Motherson Sumi Systems Ltd.	5,715	16,643
Nestle India Ltd.	143	31,333
NTPC Ltd.	18,894	27,588
Oil & Natural Gas Corp. Ltd.	12,131	18,324
Page Industries Ltd.	15	5,733
Petronet LNG Ltd.	3,652	12,680
PI Industries Ltd.	318	9,421
Pidilite Industries Ltd.	786	18,033
Piramal Enterprises Ltd.	437	10,878
Power Grid Corp. of India Ltd.	8,381	24,441
Reliance Industries Ltd.	11,785	334,506
SBI Life Insurance Co. Ltd., 144A*	1,454	17,153
Shree Cement Ltd.*	32	11,541
Shriram Transport Finance Co. Ltd.	903	15,765
Siemens Ltd.	20	504
State Bank of India*	8,408	44,640
Sun Pharmaceutical Industries Ltd.	3,538	28,628
Tata Consultancy Services Ltd.	3,906	153,843
Tata Consumer Products Ltd.	2,120	17,574
Tata Motors Ltd.*	7,221	31,735
Tata Steel Ltd.	3,005	29,244
Tech Mahindra Ltd.	2,583	32,298
Titan Co. Ltd.	1,329	25,444
Torrent Pharmaceuticals Ltd.	248	8,195
UltraTech Cement Ltd.	406	33,785
United Spirits Ltd.*	1,528	11,127
UPL Ltd.	2,430	18,569
Vedanta Ltd.	9,028	25,468
Wipro Ltd.	4,873	27,208
Zee Entertainment Enterprises Ltd.	4,114	11,253

(Cost $2,589,285)		3,128,147

Indonesia - 0.4%
PT Adaro Energy Tbk	25,514	2,114
PT Astra International Tbk	86,595	32,838
PT Bank Central Asia Tbk	41,619	98,056
PT Bank Mandiri Persero Tbk*	85,456	36,907
PT Bank Negara Indonesia Persero Tbk	31,458	13,144
PT Bank Rakyat Indonesia Persero Tbk*	239,866	79,338
PT Barito Pacific Tbk*	108,049	8,347
PT Charoen Pokphand Indonesia Tbk	34,994	15,113
PT Gudang Garam Tbk*	3,725	9,548
PT Indah Kiat Pulp & Paper Corp. Tbk	15,707	14,532
PT Indofood CBP Sukses Makmur Tbk	11,497	6,923
PT Indofood Sukses Makmur Tbk	15,525	6,596
PT Kalbe Farma Tbk	96,497	9,961
PT Perusahaan Gas Negara Tbk	75,585	7,643
PT Semen Indonesia Persero Tbk	17,479	12,520
PT Telekomunikasi Indonesia Persero Tbk	223,138	54,688
PT Unilever Indonesia Tbk	35,577	17,489
PT United Tractors Tbk	8,509	13,475

(Cost $395,006)		439,232

Ireland - 0.6%
CRH PLC	3,256	140,641
DCC PLC	462	37,139
Experian PLC	3,905	123,661
Flutter Entertainment PLC*	520	100,040
Flutter Entertainment PLC*	170	32,732
James Hardie Industries PLC CDI	1,875	52,674
Kerry Group PLC, Class A	670	80,799
Kingspan Group PLC*	700	50,886

Smurfit Kappa Group PLC	929	43,894

(Cost $493,739)		662,466

Isle of Man - 0.0%
Entain PLC*
(Cost $31,078)	2,345	46,163

Israel - 0.4%
Azrieli Group Ltd.	183	11,146
Bank Hapoalim BM*	4,882	34,660
Bank Leumi Le-Israel BM	4,006	24,508
Check Point Software Technologies Ltd.*	435	47,954
CyberArk Software Ltd.*	161	23,640
Elbit Systems Ltd.	101	13,142
ICL Group Ltd.	2,896	16,816
Israel Discount Bank Ltd., Class A	6,204	23,072
Mizrahi Tefahot Bank Ltd.	590	14,146
Nice Ltd.*	269	62,592
Teva Pharmaceutical Industries Ltd., ADR*	4,670	50,249
Wix.com Ltd.*	225	78,428

(Cost $402,514)		400,353

Italy - 1.2%
Amplifon SpA*	505	20,107
Assicurazioni Generali SpA	4,178	78,387
Atlantia SpA*	2,172	40,685
Davide Campari-Milano NV	2,530	28,627
DiaSorin SpA	106	20,770
Enel SpA	33,884	320,684
Eni SpA	10,620	121,498
Ferrari NV	536	104,444
FinecoBank Banca Fineco SpA*	2,727	47,939
Infrastrutture Wireless Italiane SpA, 144A	537	5,582
Intesa Sanpaolo SpA*	69,123	177,977
Mediobanca Banca di Credito Finanziario SpA*	3,143	32,681
Moncler SpA*	739	45,741
Nexi SpA, 144A*	1,896	34,051
Poste Italiane SpA, 144A	2,031	23,045
Prysmian SpA	1,116	35,938
Recordati Industria Chimica e Farmaceutica SpA	470	23,897
Snam SpA	8,507	44,095
Telecom Italia SpA	37,920	17,976
Telecom Italia SpA-RSP	15,663	8,395
Terna Rete Elettrica Nazionale SpA	6,320	43,983
UniCredit SpA*	8,224	84,740

(Cost $1,241,327)		1,361,242

Japan - 15.1%
ABC-Mart, Inc.(b)	200	11,370
Acom Co. Ltd.	1,700	7,575
Advantest Corp.	800	65,669
Aeon Co. Ltd.	2,800	84,135
Aeon Mall Co. Ltd.(b)	500	8,406
AGC, Inc.	800	29,270
Air Water, Inc.	1,000	16,436
Aisin Seiki Co. Ltd.	800	27,206
Ajinomoto Co., Inc.	1,500	29,818
Alfresa Holdings Corp.	900	17,342
Amada Co. Ltd.	1,100	13,322
ANA Holdings, Inc.*	600	14,376
Asahi Group Holdings Ltd.	1,600	69,227
Asahi Intecc Co. Ltd.	700	20,062
Asahi Kasei Corp.	5,500	59,130
Astellas Pharma, Inc.	7,600	119,353
Azbil Corp.	500	21,225
Bandai Namco Holdings, Inc.	900	68,787
Bank of Kyoto Ltd.	200	11,989
Bridgestone Corp.	2,200	85,878
Brother Industries Ltd.	919	18,045
Calbee, Inc.	300	7,880
Canon, Inc.	3,900	83,876
Capcom Co. Ltd.	400	24,316
Casio Computer Co. Ltd.	700	13,475
Central Japan Railway Co.	600	97,997
Chiba Bank Ltd.	2,100	13,377
Chubu Electric Power Co., Inc.	2,900	35,572
Chugai Pharmaceutical Co. Ltd.	2,864	127,973
Chugoku Electric Power Co., Inc.	1,200	14,308
Coca-Cola Bottlers Japan Holdings, Inc.	600	10,301
Concordia Financial Group Ltd.	3,900	15,037
Cosmos Pharmaceutical Corp.	100	14,306
CyberAgent, Inc.	300	18,068
Dai Nippon Printing Co. Ltd.	1,000	17,956
Daifuku Co. Ltd.	500	47,751
Dai-ichi Life Holdings, Inc.	4,600	80,655
Daiichi Sankyo Co. Ltd.	6,826	192,751
Daikin Industries Ltd.	1,013	196,908
Daito Trust Construction Co. Ltd.	300	33,238
Daiwa House Industry Co. Ltd.	2,171	61,162
Daiwa House REIT Investment Corp. REIT(b)	11	28,853
Daiwa Securities Group, Inc.	4,000	19,423
Denso Corp.	1,900	113,863
Dentsu Group, Inc.	900	30,986
Disco Corp.	100	31,334
East Japan Railway Co.	1,270	93,610
Eisai Co. Ltd.	1,000	68,662
ENEOS Holdings, Inc.	10,893	47,795
FANUC Corp.	725	179,150
Fast Retailing Co. Ltd.	258	254,140
Fuji Electric Co. Ltd.	600	24,879
FUJIFILM Holdings Corp.	1,400	79,722
Fujitsu Ltd.	800	115,277
Fukuoka Financial Group, Inc.	800	14,372
GLP J REIT(b)	18	29,146

GMO Payment Gateway, Inc.	200	26,474
Hakuhodo DY Holdings, Inc.	1,200	19,746
Hamamatsu Photonics KK	600	35,292
Hankyu Hanshin Holdings, Inc.	1,100	36,479
Harmonic Drive Systems, Inc.	100	7,683
Hikari Tsushin, Inc.	100	19,785
Hino Motors Ltd.	1,000	9,381
Hirose Electric Co. Ltd.	105	15,307
Hisamitsu Pharmaceutical Co., Inc.	300	18,688
Hitachi Construction Machinery Co. Ltd.	300	9,217
Hitachi Ltd.	3,741	171,125
Hitachi Metals Ltd.	1,148	18,190
Honda Motor Co. Ltd.	6,743	184,176
Hoshizaki Corp.	178	15,597
Hoya Corp.	1,578	179,125
Hulic Co. Ltd.	1,300	14,488
Ibiden Co. Ltd.	400	16,248
Idemitsu Kosan Co. Ltd.	1,032	26,953
Iida Group Holdings Co. Ltd.	500	11,314
Inpex Corp.	3,000	22,065
Isuzu Motors Ltd.	2,300	24,037
Ito En Ltd.	200	11,032
ITOCHU Corp.	5,700	169,404
Itochu Techno-Solutions Corp.	400	12,271
Japan Airlines Co. Ltd.*	500	11,867
Japan Airport Terminal Co. Ltd.	200	9,625
Japan Exchange Group, Inc.	1,900	40,880
Japan Post Bank Co. Ltd.(b)	1,800	17,123
Japan Post Holdings Co. Ltd.	5,699	48,684
Japan Post Insurance Co. Ltd.	1,100	22,486
Japan Real Estate Investment Corp. REIT	6	36,531
Japan Retail Fund Investment Corp. REIT(b)	14	13,830
Japan Tobacco, Inc.	4,688	84,661
JFE Holdings, Inc.*	1,700	17,830
JSR Corp.	800	23,829
Kajima Corp.	1,800	22,932
Kakaku.com, Inc.	500	15,854
Kansai Electric Power Co., Inc.	2,900	28,906
Kansai Paint Co. Ltd.	800	20,879
Kao Corp.	1,811	121,373
KDDI Corp.	6,600	203,706
Keihan Holdings Co. Ltd.	600	26,906
Keikyu Corp.	1,100	17,378
Keio Corp.	500	37,291
Keisei Electric Railway Co. Ltd.	500	18,012
Keyence Corp.	700	332,023
Kikkoman Corp.	700	46,165
Kintetsu Group Holdings Co. Ltd.	800	33,397
Kirin Holdings Co. Ltd.	3,500	68,575
Kobayashi Pharmaceutical Co. Ltd.	200	18,875
Kobe Bussan Co. Ltd.	400	10,263
Koei Tecmo Holdings Co. Ltd.	200	11,239
Koito Manufacturing Co. Ltd.	400	26,643
Komatsu Ltd.	3,600	107,735
Konami Holdings Corp.	400	25,630
Kose Corp.	100	16,014
Kubota Corp.	4,300	97,118
Kuraray Co. Ltd.	1,500	16,774
Kurita Water Industries Ltd.	400	16,173
Kyocera Corp.	1,184	76,175
Kyowa Kirin Co. Ltd.	1,000	27,844
Kyushu Electric Power Co., Inc.	1,700	14,593
Kyushu Railway Co.	700	18,203
Lasertec Corp.	300	36,503
Lawson, Inc.(b)	300	14,002
Lion Corp.	1,032	19,808
LIXIL Group Corp.	1,100	30,824
M3, Inc.	1,842	145,587
Makita Corp.	1,000	42,544
Marubeni Corp.	6,900	51,248
Marui Group Co. Ltd.	900	17,064
Mazda Motor Corp.	2,200	17,316
McDonald’s Holdings Co. Japan Ltd.	300	14,860
Medipal Holdings Corp.	865	17,122
MEIJI Holdings Co. Ltd.	500	31,709
Mercari, Inc.*	400	19,213
MINEBEA MITSUMI, Inc.	1,600	39,251
MISUMI Group, Inc.	1,200	36,587
Mitsubishi Chemical Holdings Corp.	5,300	36,784
Mitsubishi Corp.	5,344	150,551
Mitsubishi Electric Corp.	7,700	113,302
Mitsubishi Estate Co. Ltd.	4,800	82,766
Mitsubishi Gas Chemical Co., Inc.	600	13,954
Mitsubishi Heavy Industries Ltd.	1,500	43,173
Mitsubishi UFJ Financial Group, Inc.	47,300	247,604
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	8,035
Mitsui & Co. Ltd.	6,400	135,901
Mitsui Chemicals, Inc.	800	24,617
Mitsui Fudosan Co. Ltd.	3,700	83,306
Miura Co. Ltd.	400	20,676
Mizuho Financial Group, Inc.	9,950	145,523
MonotaRO Co. Ltd.	600	34,448
MS&AD Insurance Group Holdings, Inc.	1,700	47,845
Murata Manufacturing Co. Ltd.	2,300	195,941
Nabtesco Corp.	200	8,481
Nagoya Railroad Co. Ltd.	800	20,294
NEC Corp.	1,100	59,853
Nexon Co. Ltd.	1,960	61,782
NGK Insulators Ltd.	1,000	17,637
NGK Spark Plug Co. Ltd.	800	13,524
NH Foods Ltd.	300	12,623
Nidec Corp.	1,900	240,987

Nihon M&A Center, Inc.	700	38,154
Nintendo Co. Ltd.	420	255,125
Nippon Building Fund, Inc. REIT	7	42,751
Nippon Express Co. Ltd.	300	22,290
Nippon Paint Holdings Co. Ltd.	600	44,580
Nippon Prologis REIT, Inc. REIT	10	30,583
Nippon Sanso Holdings Corp.	500	9,377
Nippon Shinyaku Co. Ltd.	200	13,565
Nippon Steel Corp.*	3,610	53,086
Nippon Telegraph & Telephone Corp.	5,300	137,130
Nippon Yusen KK	800	22,928
Nissan Chemical Corp.	600	32,591
Nissan Motor Co. Ltd.*	10,000	53,914
Nisshin Seifun Group, Inc.	850	13,660
Nissin Foods Holdings Co. Ltd.	215	16,237
Nitori Holdings Co. Ltd.	301	56,122
Nitto Denko Corp.	700	59,693
Nomura Holdings, Inc.	12,500	72,564
Nomura Real Estate Holdings, Inc.	600	13,503
Nomura Real Estate Master Fund, Inc. REIT(b)	15	22,445
Nomura Research Institute Ltd.	1,456	45,212
NSK Ltd.	1,800	17,612
NTT Data Corp.	2,700	41,160
Obayashi Corp.	2,400	20,556
Obic Co. Ltd.	300	50,603
Odakyu Electric Railway Co. Ltd.	1,500	43,834
Oji Holdings Corp.	4,122	25,947
Olympus Corp.	4,800	100,417
Omron Corp.	700	56,344
Ono Pharmaceutical Co. Ltd.	1,800	48,362
Oracle Corp.	200	20,264
Oriental Land Co. Ltd.	825	138,074
ORIX Corp.	6,000	101,403
Orix JREIT, Inc. REIT(b)	12	20,410
Osaka Gas Co. Ltd.	1,308	23,388
Otsuka Corp.	308	14,303
Otsuka Holdings Co. Ltd.	1,583	62,729
Pan Pacific International Holdings Corp.	1,600	37,450
Panasonic Corp.	8,400	107,605
PeptiDream, Inc.*	500	23,782
Persol Holdings Co. Ltd.	500	9,883
Pigeon Corp.	600	21,671
Pola Orbis Holdings, Inc.	400	9,130
Rakuten, Inc.	3,600	40,223
Recruit Holdings Co. Ltd.	5,500	272,485
Renesas Electronics Corp.*	2,800	30,707
Resona Holdings, Inc.	9,200	36,914
Ricoh Co. Ltd.	2,800	24,219
Rinnai Corp.	200	20,226
Rohm Co. Ltd.	400	39,289
Ryohin Keikaku Co. Ltd.	750	16,872
Santen Pharmaceutical Co. Ltd.	1,600	21,945
SBI Holdings, Inc.	1,017	28,222
SCSK Corp.	100	5,882
Secom Co. Ltd.	800	69,242
Sega Sammy Holdings, Inc.	700	11,748
Seibu Holdings, Inc.	400	4,803
Seiko Epson Corp.	1,000	16,361
Sekisui Chemical Co. Ltd.	1,800	32,000
Sekisui House Ltd.	2,800	52,456
Seven & i Holdings Co. Ltd.(b)	2,987	113,125
SG Holdings Co. Ltd.	1,400	32,152
Sharp Corp.	900	16,996
Shimadzu Corp.	900	32,337
Shimamura Co. Ltd.	100	9,954
Shimano, Inc.	253	56,512
Shimizu Corp.	2,500	18,880
Shin-Etsu Chemical Co. Ltd.	1,455	236,824
Shinsei Bank Ltd.	456	6,502
Shionogi & Co. Ltd.	1,009	51,238
Shiseido Co. Ltd.	1,606	119,220
Shizuoka Bank Ltd.	1,800	13,138
SMC Corp.	252	148,701
SoftBank Corp.	11,700	158,166
SoftBank Group Corp.	6,500	603,382
Sohgo Security Services Co. Ltd.	400	18,012
Sompo Holdings, Inc.	1,300	49,758
Sony Corp.	5,200	542,464
Square Enix Holdings Co. Ltd.	400	22,665
Stanley Electric Co. Ltd.	500	14,799
Subaru Corp.	1,900	35,444
SUMCO Corp.	1,000	22,797
Sumitomo Chemical Co. Ltd.	6,800	32,853
Sumitomo Corp.	5,000	72,259
Sumitomo Dainippon Pharma Co. Ltd.	1,000	15,789
Sumitomo Electric Industries Ltd.	2,800	40,623
Sumitomo Metal Mining Co. Ltd.	900	43,415
Sumitomo Mitsui Financial Group, Inc.	5,100	179,035
Sumitomo Mitsui Trust Holdings, Inc.	1,610	52,894
Sumitomo Realty & Development Co. Ltd.	1,239	42,658
Sundrug Co. Ltd.	400	15,010
Suntory Beverage & Food Ltd.	700	23,936
Suzuken Co. Ltd.	400	15,235
Suzuki Motor Corp.	1,400	60,402
Sysmex Corp.	700	72,794
T&D Holdings, Inc.	2,600	35,026
Taiheiyo Cement Corp.	600	14,928
Taisei Corp.	900	31,704
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,126
Takeda Pharmaceutical Co. Ltd.	6,587	221,348
TDK Corp.	600	85,783

Teijin Ltd.	600	10,301
Terumo Corp.	2,600	96,370
THK Co. Ltd.	700	22,557
TIS, Inc.	800	16,616
Tobu Railway Co. Ltd.	692	19,670
Toho Co. Ltd.	500	18,763
Toho Gas Co. Ltd.	200	11,745
Tohoku Electric Power Co., Inc.	1,700	14,943
Tokio Marine Holdings, Inc.	2,534	124,875
Tokyo Century Corp.	200	13,021
Tokyo Electric Power Co. Holdings, Inc.*	6,500	20,855
Tokyo Electron Ltd.	598	244,316
Tokyo Gas Co. Ltd.	1,700	35,118
Tokyu Corp.	1,900	26,095
Tokyu Fudosan Holdings Corp.	2,600	16,245
Toppan Printing Co. Ltd.	1,500	23,528
Toray Industries, Inc.	5,700	37,250
Toshiba Corp.	1,551	48,817
Tosoh Corp.	900	16,464
TOTO Ltd.	640	38,486
Toyo Suisan Kaisha Ltd.	400	17,036
Toyoda Gosei Co. Ltd.	100	2,590
Toyota Industries Corp.	600	51,222
Toyota Motor Corp.	8,784	648,777
Toyota Tsusho Corp.	1,000	41,841
Trend Micro, Inc.	600	28,819
Tsuruha Holdings, Inc.	200	25,724
Unicharm Corp.	1,705	67,435
United Urban Investment Corp. REIT	12	16,459
USS Co. Ltd.	1,100	20,887
Welcia Holdings Co. Ltd.	400	12,777
West Japan Railway Co.	600	36,666
Yakult Honsha Co. Ltd.	500	24,720
Yamada Holdings Co. Ltd.	2,576	12,301
Yamaha Corp.	700	38,942
Yamaha Motor Co. Ltd.	1,300	28,282
Yamato Holdings Co. Ltd.	1,400	36,801
Yamazaki Baking Co. Ltd.	500	8,410
Yaskawa Electric Corp.	1,000	49,909
Yokogawa Electric Corp.	961	18,175
Z Holdings Corp.	11,200	68,138
ZOZO, Inc.	433	13,527

(Cost $12,596,251)		16,552,472

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $23,325)	716	22,305

Kuwait - 0.1%
Agility Public Warehousing Co. KSC	100	218
Kuwait Finance House KSCP	19,907	47,482
Mobile Telecommunications Co. KSC	11,344	23,498
National Bank of Kuwait SAKP	28,000	76,313

(Cost $143,113)		147,511

Luxembourg - 0.2%
ArcelorMittal SA*	2,762	64,510
Aroundtown SA	4,186	30,375
Eurofins Scientific SE*	572	50,822
Reinet Investments SCA	608	11,356
SES SA	1,646	13,139
Tenaris SA	2,102	21,928

(Cost $202,375)		192,130

Macau - 0.0%
Sands China Ltd.*	8,904	41,670
Wynn Macau Ltd.*	7,884	14,881

(Cost $58,686)		56,551

Malaysia - 0.4%
AMMB Holdings Bhd	6,287	4,908
Axiata Group Bhd	13,276	11,644
CIMB Group Holdings Bhd	20,713	22,159
Dialog Group Bhd	16,100	12,848
DiGi.Com Bhd	21,544	19,694
Fraser & Neave Holdings Bhd	800	6,179
Gamuda Bhd*	5,875	4,833
Genting Bhd	10,100	11,504
Genting Plantations Bhd	1,000	2,347
HAP Seng Consolidated Bhd	2,069	4,350
Hartalega Holdings Bhd	9,900	24,459
Hong Leong Bank Bhd	5,082	22,601
Hong Leong Financial Group Bhd	1,753	7,345
IHH Healthcare Bhd	7,891	9,904
IOI Corp. Bhd	12,200	12,901
Kossan Rubber Industries	4,200	4,099
Kuala Lumpur Kepong Bhd	1,320	7,664
Malayan Banking Bhd	16,084	31,910
Maxis Bhd	13,500	15,843
MISC Bhd	6,700	11,223
Nestle Malaysia Bhd	300	10,221
Petronas Chemicals Group Bhd	9,057	16,626
Petronas Dagangan Bhd	1,500	7,412
Petronas Gas Bhd	1,941	7,865
PPB Group Bhd	1,840	8,565
Press Metal Aluminium Holdings Bhd	5,500	13,167
Public Bank Bhd	59,500	61,154
QL Resources Bhd	7,800	11,852
RHB Bank Bhd	6,800	9,106
Sime Darby Plantation Bhd	13,111	15,872
Supermax Corp. Bhd	6,644	7,945
Telekom Malaysia Bhd	4,400	6,675
Tenaga Nasional Bhd	7,700	19,214
Top Glove Corp. Bhd	19,800	25,634
Westports Holdings Bhd	5,300	5,343

(Cost $460,349)		475,066

Mexico - 0.5%
America Movil SAB de CV, Series L	151,113	96,716
Arca Continental SAB de CV	1,756	7,955
Becle SAB de CV	3,953	8,153
Cemex SAB de CV, Series CPO*	65,240	43,470
Coca-Cola Femsa SAB de CV	2,244	9,416
Fibra Uno Administracion SA de CV REIT	3,502	3,961
Fomento Economico Mexicano SAB de CV	8,788	60,127
Gruma SAB de CV, Class B	951	10,365
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	1,707	17,268
Grupo Aeroportuario del Sureste SAB de CV, Class B*	921	17,232
Grupo Bimbo SAB de CV, Series A	7,005	13,159
Grupo Carso SAB de CV, Series A1*	2,909	7,208
Grupo Financiero Banorte SAB de CV, Class O*	11,463	57,564
Grupo Financiero Inbursa SAB de CV, Class O*	11,369	10,249
Grupo Mexico SAB de CV, Series B	12,235	58,090
Grupo Televisa SAB, Series CPO*	10,662	15,865
Industrias Penoles SAB de CV*	435	5,971
Kimberly-Clark de Mexico SAB de CV, Class A	6,019	9,624
Megacable Holdings SAB de CV, Series CPO	1,900	6,561
Orbia Advance Corp. SAB de CV	4,933	11,504
Wal-Mart de Mexico SAB de CV	23,966	68,366

(Cost $643,794)		538,824

Netherlands - 3.2%
ABN AMRO Bank NV, 144A*	1,304	14,978
Adyen NV, 144A*	74	171,070
Aegon NV	6,439	30,734
Akzo Nobel NV	707	72,985
Argenx SE*	204	68,327
ASM International NV	195	52,608
ASML Holding NV	1,747	980,885
EXOR NV	400	32,094
Heineken Holding NV	380	32,644
Heineken NV	1,032	101,730
ING Groep NV	16,670	181,803
Just Eat Takeaway.com NV, 144A*	508	48,961
Koninklijke Ahold Delhaize NV	4,482	118,106
Koninklijke DSM NV	724	119,282
Koninklijke KPN NV	14,164	46,279
Koninklijke Philips NV*	3,695	200,419
Koninklijke Vopak NV	339	16,160
NN Group NV	1,252	57,705
Prosus NV*	2,049	242,426
QIAGEN NV*	924	45,709
Randstad NV*	429	28,645
Royal Dutch Shell PLC, Class A	16,936	340,904
Royal Dutch Shell PLC, Class B	14,897	287,989
Stellantis NV	8,673	140,579
Wolters Kluwer NV	1,120	88,756

(Cost $2,693,910)		3,521,778

New Zealand - 0.2%
a2 Milk Co. Ltd.*	3,047	21,333
Auckland International Airport Ltd.*	4,344	23,698
Fisher & Paykel Healthcare Corp. Ltd.	2,494	52,710
Mercury NZ Ltd.	1,987	8,686
Meridian Energy Ltd.	5,861	24,139
Ryman Healthcare Ltd.	1,106	11,707
Spark New Zealand Ltd.	8,416	27,912
Xero Ltd.*	519	47,294

(Cost $163,686)		217,479

Norway - 0.4%
Adevinta ASA*	1,204	16,816
DNB ASA(b)	3,688	71,735
Equinor ASA	4,018	75,651
Gjensidige Forsikring ASA	941	21,597
Mowi ASA	1,974	47,673
Norsk Hydro ASA	6,256	34,633
Orkla ASA	3,314	30,523
Schibsted ASA, Class B*	497	17,070
Telenor ASA	2,927	47,311
Yara International ASA	483	23,207

(Cost $362,913)		386,216

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR*	907	10,031
Credicorp Ltd.	263	42,083
Southern Copper Corp.	352	25,108

(Cost $74,229)		77,222

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	3,400	2,954
Ayala Corp.	1,340	20,658
Ayala Land, Inc.	35,500	28,571
Bank of the Philippine Islands	11,000	20,177
BDO Unibank, Inc.	9,350	20,330
Globe Telecom, Inc.	130	5,428
GT Capital Holdings, Inc.	1	12
International Container Terminal Services, Inc.	5,120	12,652
JG Summit Holdings, Inc.	5,880	7,810
Jollibee Foods Corp.	1,610	5,940
Manila Electric Co.	870	4,859
Metropolitan Bank & Trust Co.	491	513
PLDT, Inc.	210	5,575
Puregold Price Club, Inc.	5,100	3,889
SM Investments Corp.	1,045	21,731
SM Prime Holdings, Inc.	46,800	34,869
Universal Robina Corp.	4,440	11,686

(Cost $194,865)		207,654

Poland - 0.2%
Allegro.eu SA, 144A*	1,114	19,120

Bank Polska Kasa Opieki SA*	672	12,158
CD Projekt SA*	296	18,688
Cyfrowy Polsat SA	890	6,792
Dino Polska SA, 144A*	278	18,264
KGHM Polska Miedz SA*	578	29,204
LPP SA*	3	6,264
Orange Polska SA*	3,002	5,059
PGE Polska Grupa Energetyczna SA*	3,990	7,076
Polski Koncern Naftowy ORLEN SA	1,338	21,008
Polskie Gornictwo Naftowe i Gazownictwo SA	5,350	7,995
Powszechna Kasa Oszczednosci Bank Polski SA*	4,049	32,565
Powszechny Zaklad Ubezpieczen SA*	2,765	21,596

(Cost $195,227)		205,789

Portugal - 0.1%
EDP - Energias de Portugal SA	11,649	66,706
Galp Energia SGPS SA	2,294	25,696
Jeronimo Martins SGPS SA	935	14,496

(Cost $94,408)		106,898

Qatar - 0.2%
Barwa Real Estate Co.	8,950	7,958
Commercial Bank PSQC	8,970	10,542
Industries Qatar QSC	6,257	19,862
Masraf Al Rayan QSC	16,472	19,608
Mesaieed Petrochemical Holding Co.	20,910	10,794
Qatar Electricity & Water Co. QSC	1,690	8,075
Qatar Fuel QSC	1,750	8,111
Qatar International Islamic Bank QSC	4,987	11,589
Qatar Islamic Bank SAQ	4,957	21,370
Qatar National Bank QPSC	19,028	90,131

(Cost $180,849)		208,040

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $24,771)	1,895	11,620

Russia - 0.8%
Alrosa PJSC	11,998	16,015
Gazprom PJSC	49,784	146,197
Inter RAO UES PJSC	157,146	10,762
LUKOIL PJSC	1,719	129,223
Magnit PJSC, GDR	1,666	22,608
Mail.Ru Group Ltd., GDR*	357	9,636
MMC Norilsk Nickel PJSC	276	86,457
Mobile TeleSystems PJSC, ADR	2,260	18,577
Moscow Exchange MICEX-RTS PJSC	6,372	14,784
Novatek PJSC, GDR	377	64,241
Novolipetsk Steel PJSC	5,425	16,294
PhosAgro PJSC, GDR	495	8,682
Polyus PJSC	175	32,973
Rosneft Oil Co. PJSC	4,792	33,808
Sberbank of Russia PJSC	41,529	150,441
Severstal PAO	977	17,681
Surgutneftegas PJSC	23,263	10,138
Tatneft PJSC	4,993	35,133
VTB Bank PJSC	13,322,404	6,609
X5 Retail Group NV, GDR	502	16,567
Yandex NV, Class A*	1,234	79,714

(Cost $803,636)		926,540

Saudi Arabia - 0.8%
Advanced Petrochemical Co.	842	15,221
Al Rajhi Bank	5,332	129,373
Alinma Bank*	4,886	21,105
Almarai Co. JSC	788	10,715
Arab National Bank	2,656	13,710
Bank AlBilad	1,067	9,374
Bank Al-Jazira	1,168	4,192
Banque Saudi Fransi	2,705	20,123
Bupa Arabia for Cooperative Insurance Co.*	297	9,455
Dar Al Arkan Real Estate Development Co.*	4,027	9,438
Etihad Etisalat Co.*	2,362	18,075
Jarir Marketing Co.	225	10,259
National Commercial Bank	6,454	80,879
National Industrialization Co.*	4,634	18,410
Rabigh Refining & Petrochemical Co.*	1,926	7,487
Riyad Bank	5,881	31,048
SABIC Agri-Nutrients Co.	547	14,206
Sahara International Petrochemical Co.	2,629	13,319
Samba Financial Group	3,932	35,383
Saudi Arabian Mining Co.*	2,043	27,999
Saudi Arabian Oil Co., 144A	8,612	79,335
Saudi Basic Industries Corp.	3,947	112,185
Saudi British Bank	2,536	16,336
Saudi Cement Co.	623	10,531
Saudi Electricity Co.	2,687	15,103
Saudi Kayan Petrochemical Co.*	4,804	19,008
Saudi Telecom Co.	2,630	83,307
Savola Group	735	7,378
Yanbu National Petrochemical Co.	1,170	22,243

(Cost $821,044)		865,197

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	13,846	30,529
BOC Aviation Ltd., 144A	716	6,923
CapitaLand Integrated Commercial Trust REIT	21,314	33,568
CapitaLand Ltd.	10,257	24,462
City Developments Ltd.	1,600	8,832
DBS Group Holdings Ltd.	7,657	152,979
Genting Singapore Ltd.	32,700	20,968
Keppel Corp. Ltd.	6,300	24,002
Mapletree Commercial Trust REIT	14,700	22,490
Mapletree Logistics Trust REIT	8,152	11,310
Oversea-Chinese Banking Corp. Ltd.	11,593	95,550

Singapore Airlines Ltd.*	6,550	24,463
Singapore Exchange Ltd.	2,893	21,675
Singapore Technologies Engineering Ltd.	7,230	20,388
Singapore Telecommunications Ltd.	36,600	64,504
Suntec Real Estate Investment Trust REIT	8,328	9,056
United Overseas Bank Ltd.	4,822	89,251
UOL Group Ltd.	1,500	8,313
Venture Corp. Ltd.	1,500	21,599
Wilmar International Ltd.	7,537	29,845

(Cost $714,251)		720,707

South Africa - 1.1%
Absa Group Ltd.	2,940	23,576
Anglo American Platinum Ltd.	273	33,093
AngloGold Ashanti Ltd.	1,553	31,117
Aspen Pharmacare Holdings Ltd.*	1,591	14,978
Bid Corp. Ltd.	1,378	25,805
Bidvest Group Ltd.	1,499	16,668
Capitec Bank Holdings Ltd.*	221	19,553
Clicks Group Ltd.	1,058	17,114
Discovery Ltd.	2,045	19,144
Exxaro Resources Ltd.	870	9,838
FirstRand Ltd.	19,021	63,256
Gold Fields Ltd.	3,610	30,008
Growthpoint Properties Ltd. REIT	13,090	11,826
Harmony Gold Mining Co. Ltd.*	1,646	6,242
Impala Platinum Holdings Ltd.	3,546	57,666
Kumba Iron Ore Ltd.	302	12,953
Mr Price Group Ltd.	821	9,464
MTN Group Ltd.	7,458	35,828
MultiChoice Group	2,006	16,923
Naspers Ltd., Class N	1,800	418,496
Nedbank Group Ltd.	1,829	15,790
Northam Platinum Ltd.*	1,582	23,200
Old Mutual Ltd.	15,301	13,601
Remgro Ltd.	2,367	16,208
Sanlam Ltd.	8,407	33,770
Sasol Ltd.*	1,727	21,506
Shoprite Holdings Ltd.	2,348	20,649
Sibanye Stillwater Ltd.	10,072	46,608
SPAR Group Ltd.	704	8,857
Standard Bank Group Ltd.	5,596	49,187
Tiger Brands Ltd.(b)	797	10,622
Vodacom Group Ltd.	2,604	21,440
Woolworths Holdings Ltd.	4,357	13,283

(Cost $1,015,727)		1,168,269

South Korea - 3.8%
Alteogen, Inc.*	87	10,067
Amorepacific Corp.	139	29,012
AMOREPACIFIC Group	63	3,628
BGF retail Co. Ltd.	34	4,812
Celltrion Healthcare Co. Ltd.*	307	34,321
Celltrion Pharm, Inc.*	53	7,251
Celltrion, Inc.*	391	103,536
Cheil Worldwide, Inc.	320	5,540
CJ CheilJedang Corp.	34	12,302
Coway Co. Ltd.	253	14,570
DB Insurance Co. Ltd.	302	11,128
Douzone Bizon Co. Ltd.	101	9,889
E-MART, Inc.	89	13,388
Fila Holdings Corp.	235	8,367
GS Engineering & Construction Corp.	342	11,065
GS Retail Co. Ltd.	176	5,671
Hana Financial Group, Inc.	1,277	42,112
Hankook Tire & Technology Co. Ltd.	342	14,505
Hanmi Pharm. Co. Ltd.*	34	10,380
Hanon Systems	837	11,510
Hanwha Solutions Corp.*	499	20,009
HLB, Inc.*	164	10,014
Hotel Shilla Co. Ltd.	152	11,040
Hyundai Engineering & Construction Co. Ltd.	63	2,232
Hyundai Glovis Co. Ltd.	90	15,461
Hyundai Heavy Industries Holdings Co. Ltd.	3	722
Hyundai Mobis Co. Ltd.	288	77,672
Hyundai Motor Co.	644	135,850
Hyundai Steel Co.	525	18,668
Kakao Corp.	258	112,064
Kangwon Land, Inc.*	553	11,911
KB Financial Group, Inc.	1,757	68,497
Kia Motors Corp.	1,164	82,262
KMW Co. Ltd.*	46	2,538
Korea Aerospace Industries Ltd.	311	9,162
Korea Electric Power Corp.	1,065	21,518
Korea Investment Holdings Co. Ltd.*	206	16,007
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	181	18,044
Korea Zinc Co. Ltd.	23	8,260
Korean Air Lines Co. Ltd.*	650	16,286
KT&G Corp.	517	36,031
Kumho Petrochemical Co. Ltd.*	50	9,390
LG Chem Ltd.	203	150,149
LG Corp.	438	36,607
LG Display Co. Ltd.	1,120	22,530
LG Electronics, Inc.	435	56,722
LG Household & Health Care Ltd.	27	36,360
LG Innotek Co. Ltd.	88	15,587
LG Uplus Corp.	922	9,684
Lotte Chemical Corp.	94	26,606
Lotte Corp.	129	3,858
Mirae Asset Daewoo Co. Ltd.	1,783	14,823
NAVER Corp.	509	169,893
NCSoft Corp.	70	58,318
NH Investment & Securities Co. Ltd.*	483	4,664

Orion Corp.	110	12,581
Ottogi Corp.	8	3,988
Pearl Abyss Corp.*	18	4,637
POSCO	293	73,413
POSCO Chemical Co. Ltd.	164	23,064
S-1 Corp.	77	5,688
Samsung Biologics Co. Ltd., 144A*	79	52,737
Samsung C&T Corp.	413	44,664
Samsung Card Co. Ltd.	213	6,247
Samsung Electro-Mechanics Co. Ltd.	222	37,445
Samsung Electronics Co. Ltd.	19,683	1,445,347
Samsung Fire & Marine Insurance Co. Ltd.	131	20,172
Samsung Heavy Industries Co. Ltd.*	2,084	12,168
Samsung Life Insurance Co. Ltd.	218	14,553
Samsung SDI Co. Ltd.	240	143,979
Samsung SDS Co. Ltd.	146	25,275
Samsung Securities Co. Ltd.	383	12,460
Seegene, Inc.	80	8,865
Shin Poong Pharmaceutical Co. Ltd.	149	11,114
Shinhan Financial Group Co. Ltd.	1,458	42,760
Shinsegae, Inc.	19	4,515
SK Biopharmaceuticals Co. Ltd.*	81	8,507
SK Chemicals Co. Ltd.	36	12,080
SK Holdings Co. Ltd.	141	32,944
SK Hynix, Inc.	2,304	290,179
SK Innovation Co. Ltd.*	236	54,720
SK Telecom Co. Ltd.	140	30,841
S-Oil Corp.*	231	17,477
Woori Financial Group, Inc.	2,228	18,998
Yuhan Corp.	204	11,258

(Cost $1,974,415)		4,155,169

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	1,035	31,644
Aena SME SA, 144A*	296	50,321
Amadeus IT Group SA*	1,887	130,914
Banco Bilbao Vizcaya Argentaria SA	27,137	150,712
Banco Santander SA*	2,901	10,234
Banco Santander SA*	69,199	241,918
CaixaBank SA	15,974	46,391
Cellnex Telecom SA, 144A*	1,342	72,945
Enagas SA	931	19,506
Endesa SA	1,427	35,382
Ferrovial SA	1,991	49,582
Grifols SA	1,153	28,964
Iberdrola SA	24,310	305,778
Industria de Diseno Textil SA	4,577	150,816
Naturgy Energy Group SA	1,129	28,211
Red Electrica Corp. SA	1,861	31,132
Repsol SA	5,794	72,809
Siemens Gamesa Renewable Energy SA	1,078	40,061
Telefonica SA	18,998	80,823

(Cost $1,806,475)		1,578,143

Sweden - 2.0%
Alfa Laval AB*	1,297	40,136
Assa Abloy AB, Class B	4,144	103,896
Atlas Copco AB, Class A	2,755	157,295
Atlas Copco AB, Class B	1,619	78,497
Boliden AB	1,316	52,133
Electrolux AB, Series B	1,146	27,069
Epiroc AB, Class A	2,490	52,844
Epiroc AB, Class B	2,120	41,728
EQT AB	840	23,428
Essity AB, Class B	2,394	71,957
Evolution Gaming Group AB, 144A	650	80,943
Fastighets AB Balder, Class B*	413	19,799
Hennes & Mauritz AB, Class B*	3,366	79,328
Hexagon AB, Class B	1,174	97,825
Husqvarna AB, Class B	1,887	23,085
ICA Gruppen AB	339	16,095
Industrivarden AB, Class A*	195	6,928
Industrivarden AB, Class C*	470	15,524
Investment AB Latour, Class B	661	15,053
Investor AB, Class B	1,623	120,093
Kinnevik AB, Class B*	1,039	48,284
L E Lundbergforetagen AB, Class B*	197	9,803
Lundin Energy AB	853	27,588
Nibe Industrier AB, Class B	1,402	44,050
Sandvik AB*	4,706	126,346
Securitas AB, Class B	1,406	21,555
Skandinaviska Enskilda Banken AB, Class A*	7,168	82,496
Skanska AB, Class B	1,546	37,497
SKF AB, Class B	1,666	45,399
Svenska Cellulosa AB SCA, Class B*	2,426	41,731
Svenska Handelsbanken AB, Class A*	6,565	69,212
Swedbank AB, Class A(b)	3,654	64,054
Swedish Match AB	671	48,251
Tele2 AB, Class B	2,284	28,821
Telefonaktiebolaget LM Ericsson, Class B	12,203	152,322
Telia Co. AB	10,037	40,545
Volvo AB, Class B*	5,599	143,425

(Cost $1,608,357)		2,155,035

Switzerland - 5.8%
ABB Ltd.	7,621	218,832
Adecco Group AG	595	37,336
Alcon, Inc.*	2,099	144,310
Baloise Holding AG	212	37,033
Banque Cantonale Vaudoise	140	14,683
Barry Callebaut AG	11	23,798
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	41,912
Cie Financiere Richemont SA, Class A	2,169	208,829

Clariant AG	1,006	21,023
Coca-Cola HBC AG*	712	22,200
Credit Suisse Group AG	9,947	143,521
EMS-Chemie Holding AG	35	30,973
Geberit AG	156	91,955
Givaudan SA	38	143,160
Glencore PLC*	42,368	171,592
Julius Baer Group Ltd.	1,026	62,937
Kuehne + Nagel International AG	193	45,765
LafargeHolcim Ltd.*	1,934	106,645
Logitech International SA	735	78,392
Lonza Group AG	298	187,976
Nestle SA	11,839	1,236,415
Novartis AG	9,172	788,390
Partners Group Holding AG	80	95,905
Roche Holding AG	125	41,747
Roche Holding AG	2,884	944,636
Schindler Holding AG	85	22,632
Schindler Holding AG Participation Certificates	166	45,293
SGS SA	24	68,466
Sika AG	592	156,322
Sonova Holding AG*	234	59,886
STMicroelectronics NV	2,582	99,597
Straumann Holding AG	44	53,159
Swatch Group AG - Bearer	138	41,143
Swatch Group AG - Registered	230	13,198
Swiss Life Holding AG	129	64,142
Swiss Prime Site AG	269	25,166
Swiss Re AG	1,250	117,408
Swisscom AG	92	46,169
Temenos AG	292	39,403
UBS Group AG	15,207	235,716
Vifor Pharma AG	191	23,748
Zurich Insurance Group AG	634	258,925

(Cost $5,103,673)		6,310,338

Taiwan - 4.2%
Accton Technology Corp.	1,915	18,048
Acer, Inc.	16,145	15,564
Advantech Co. Ltd.	1,562	20,329
ASE Technology Holding Co. Ltd.	14,299	53,135
Asia Cement Corp.	9,867	15,109
Asustek Computer, Inc.	2,806	30,626
AU Optronics Corp.*	25,038	16,990
Catcher Technology Co. Ltd.	2,747	18,936
Cathay Financial Holding Co. Ltd.	34,235	51,563
Chailease Holding Co. Ltd.	5,387	33,267
Chang Hwa Commercial Bank Ltd.	22,135	13,550
Cheng Shin Rubber Industry Co. Ltd.	9,594	14,863
Chicony Electronics Co. Ltd.	2,237	7,534
China Development Financial Holding Corp.	76,803	25,645
China Life Insurance Co. Ltd.	8,572	6,986
China Steel Corp.	32,226	28,636
Chunghwa Telecom Co. Ltd.	10,880	42,774
Compal Electronics, Inc.	22,036	17,564
CTBC Financial Holding Co. Ltd.	57,023	40,946
Delta Electronics, Inc.	8,794	88,564
E.Sun Financial Holding Co. Ltd.	35,854	32,504
Eclat Textile Co. Ltd.	1,161	17,903
Evergreen Marine Corp. Taiwan Ltd.*	9,481	12,918
Far Eastern New Century Corp.	15,056	15,649
Far EasTone Telecommunications Co. Ltd.	8,193	18,179
Feng TAY Enterprise Co. Ltd.	2,395	15,994
First Financial Holding Co. Ltd.	49,219	36,845
Formosa Chemicals & Fibre Corp.	15,564	48,057
Formosa Petrochemical Corp.	6,187	22,213
Formosa Plastics Corp.	14,791	51,777
Foxconn Technology Co. Ltd.	4,226	10,621
Fubon Financial Holding Co. Ltd.	22,527	40,359
Giant Manufacturing Co. Ltd.	1,660	16,748
Globalwafers Co. Ltd.	1,095	29,093
Highwealth Construction Corp.	8,214	13,330
Hiwin Technologies Corp.	977	13,996
Hon Hai Precision Industry Co. Ltd.	49,977	200,967
Hotai Motor Co. Ltd.	1,345	28,539
Hua Nan Financial Holdings Co. Ltd.	44,998	29,323
Innolux Corp.*	42,730	26,081
Inventec Corp.	13,870	12,350
Largan Precision Co. Ltd.	365	43,180
Lite-On Technology Corp.	9,228	19,680
MediaTek, Inc.	6,350	204,276
Mega Financial Holding Co. Ltd.	44,881	47,052
Micro-Star International Co. Ltd.	1,704	9,116
Nan Ya Plastics Corp.	21,463	56,022
Nan Ya Printed Circuit Board Corp.*	945	10,145
Nanya Technology Corp.	6,135	21,256
Nien Made Enterprise Co. Ltd.	661	9,256
Novatek Microelectronics Corp.	2,288	38,938
Pegatron Corp.	8,977	24,044
Phison Electronics Corp.	756	12,472
Pou Chen Corp.	11,351	12,308
Powertech Technology, Inc.	1,605	5,763
President Chain Store Corp.	2,267	21,325
Quanta Computer, Inc.	11,072	33,789
Realtek Semiconductor Corp.	1,932	31,908
Ruentex Development Co. Ltd.	3,777	5,655
Shanghai Commercial & Savings Bank Ltd.	12,050	17,262
Shin Kong Financial Holding Co. Ltd.	39,103	11,639
SinoPac Financial Holdings Co. Ltd.	46,659	19,516
Synnex Technology International Corp.	7,783	13,790
Taishin Financial Holding Co. Ltd.	42,285	19,660
Taiwan Business Bank	20,606	7,006

Taiwan Cement Corp.	23,555	35,520
Taiwan Cooperative Financial Holding Co. Ltd.	22,696	16,257
Taiwan High Speed Rail Corp.	9,687	10,486
Taiwan Mobile Co. Ltd.	5,265	18,355
Taiwan Semiconductor Manufacturing Co. Ltd.	101,138	2,200,507
Unimicron Technology Corp.	6,000	21,003
Uni-President Enterprises Corp.	21,589	52,088
United Microelectronics Corp.	49,267	95,872
Vanguard International Semiconductor Corp.	4,502	18,750
Walsin Technology Corp.	2,110	19,242
Win Semiconductors Corp.	1,988	27,159
Winbond Electronics Corp.	12,252	13,439
Wistron Corp.	8,893	10,217
WPG Holdings Ltd.	10,759	17,518
Yageo Corp.	1,489	31,702
Yuanta Financial Holding Co. Ltd.	44,531	33,975
Zhen Ding Technology Holding Ltd.	2,151	9,267

(Cost $1,943,606)		4,580,490

Thailand - 0.6%
Advanced Info Service PCL, NVDR	5,300	29,107
Airports of Thailand PCL, NVDR	19,600	41,626
Bangkok Bank PCL, NVDR	900	3,644
Bangkok Dusit Medical Services PCL, NVDR	45,500	30,197
Bangkok Expressway & Metro PCL, NVDR	48,800	12,874
Berli Jucker PCL, NVDR	5,400	6,675
BTS Group Holdings PCL, NVDR	35,100	10,949
Bumrungrad Hospital PCL, NVDR	1,700	7,136
Central Pattana PCL, NVDR	11,900	20,929
Central Retail Corp. PCL, NVDR*	7,600	8,449
Charoen Pokphand Foods PCL, NVDR	17,000	16,219
CP ALL PCL, NVDR	27,800	54,890
Delta Electronics Thailand PCL, NVDR*	1,200	15,928
Electricity Generating PCL, NVDR	1,600	8,973
Energy Absolute PCL, NVDR	7,500	15,555
Global Power Synergy PCL, Class F	3,400	8,490
Gulf Energy Development PCL, NVDR	14,510	16,010
Home Product Center PCL, NVDR	22,400	9,886
Indorama Ventures PCL, NVDR	8,000	10,486
Intouch Holdings PCL, NVDR	10,900	20,165
Kasikornbank PCL, NVDR	8,900	41,790
Krung Thai Bank PCL, NVDR	19,600	7,805
Land & Houses PCL, NVDR	40,100	10,512
Minor International PCL, NVDR*	13,845	13,898
PTT Exploration & Production PCL, NVDR	6,500	24,805
PTT Global Chemical PCL, NVDR	6,300	13,118
PTT Oil & Retail Business PCL, NVDR*	12,000	11,747
PTT PCL, NVDR	52,400	69,554
Ratch Group PCL, NVDR	3,100	5,272
Siam Cement PCL	700	8,502
Siam Cement PCL, NVDR	2,800	34,007
Siam Commercial Bank PCL, NVDR	1,200	4,102
Thai Oil PCL, NVDR	8,100	15,926
Thai Union Group PCL, NVDR	15,300	7,108
True Corp. PCL, NVDR	49,600	5,168

(Cost $664,632)		621,502

Turkey - 0.1%
Akbank T.A.S.*	19,123	15,604
Aselsan Elektronik Sanayi Ve Ticaret AS	6,222	14,225
BIM Birlesik Magazalar AS	1,872	16,661
Eregli Demir ve Celik Fabrikalari TAS	6,405	12,583
Ford Otomotiv Sanayi AS	220	5,187
KOC Holding AS	3,797	11,033
Turkcell Iletisim Hizmetleri AS	4,398	9,386
Turkiye Garanti Bankasi AS*	10,489	12,598
Turkiye Petrol Rafinerileri AS*	734	9,992
Yapi ve Kredi Bankasi AS*	15,506	5,533

(Cost $135,951)		112,802

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	12,383	21,171
Aldar Properties PJSC	5,899	5,846
Dubai Islamic Bank PJSC	15,361	19,864
Emaar Properties PJSC*	14,089	13,387
Emirates NBD Bank PJSC	11,346	34,596
Emirates Telecommunications Group Co. PJSC	7,664	41,521
First Abu Dhabi Bank PJSC	12,139	48,580
NMC Health PLC*(d)	462	0

(Cost $200,391)		184,965

United Kingdom - 7.4%
3i Group PLC	3,924	60,519
Admiral Group PLC	709	30,503
Anglo American PLC	4,926	190,274
Ashtead Group PLC	1,967	106,328
Associated British Foods PLC*	1,512	49,882
AstraZeneca PLC	5,441	526,459
Auto Trader Group PLC, 144A*	4,170	31,965
AVEVA Group PLC	577	27,292
Aviva PLC	16,066	81,005
BAE Systems PLC	12,598	84,932
Barclays PLC	74,044	164,640
Barratt Developments PLC*	3,857	35,702
Berkeley Group Holdings PLC	574	32,412
BP PLC	83,906	341,049
British American Tobacco PLC	9,363	324,222
British Land Co. PLC REIT	2,952	20,136
BT Group PLC*	36,764	63,282
Bunzl PLC	1,550	48,307
Burberry Group PLC*	1,563	39,534
CNH Industrial NV*	3,809	56,252
Coca-Cola European Partners PLC	859	43,766

Compass Group PLC*	7,522	152,479
Croda International PLC	551	47,349
Diageo PLC	9,709	380,435
Direct Line Insurance Group PLC	4,847	21,650
Evraz PLC	2,691	21,407
Ferguson PLC	934	109,721
GlaxoSmithKline PLC	20,479	339,751
Halma PLC	1,372	43,333
Hargreaves Lansdown PLC	1,470	30,935
HSBC Holdings PLC*	83,761	497,358
Imperial Brands PLC	3,998	74,248
Informa PLC*	6,245	47,923
InterContinental Hotels Group PLC*	691	48,154
Intertek Group PLC	697	52,010
J Sainsbury PLC	8,683	27,364
JD Sports Fashion PLC*	1,349	15,607
Johnson Matthey PLC	696	29,623
Kingfisher PLC*	9,200	34,018
Land Securities Group PLC REIT	2,827	26,192
Legal & General Group PLC	24,830	89,700
Lloyds Banking Group PLC*	294,427	159,976
London Stock Exchange Group PLC	1,327	177,815
M&G PLC	12,087	30,968
Melrose Industries PLC*	19,151	44,264
Mondi PLC	2,134	51,271
National Grid PLC	14,741	165,612
Natwest Group PLC*	20,158	51,731
Next PLC*	541	56,981
Ocado Group PLC*	1,939	59,431
Pearson PLC	3,600	37,667
Persimmon PLC	1,268	45,754
Phoenix Group Holdings PLC	2,354	23,285
Prudential PLC	10,893	213,756
Reckitt Benckiser Group PLC	2,956	247,098
RELX PLC	8,107	191,162
Rentokil Initial PLC*	7,227	46,990
Rio Tinto PLC	4,567	393,663
Rolls-Royce Holdings PLC*	31,871	47,822
RSA Insurance Group PLC	4,346	40,894
Sage Group PLC	3,938	30,647
Schroders PLC	535	26,110
Segro PLC REIT	4,935	62,553
Severn Trent PLC	716	21,846
Smith & Nephew PLC	3,598	69,451
Smiths Group PLC	1,895	38,651
Spirax-Sarco Engineering PLC	323	48,195
SSE PLC	4,210	77,687
St James’s Place PLC	1,977	32,336
Standard Chartered PLC*	10,105	65,056
Standard Life Aberdeen PLC	8,930	38,668
Taylor Wimpey PLC*	13,650	29,971
Tesco PLC	31,830	99,689
Unilever PLC	10,842	563,872
United Utilities Group PLC	2,545	30,465
Vodafone Group PLC	111,891	190,213
Whitbread PLC*	766	36,231
Wm Morrison Supermarkets PLC	8,863	21,096
WPP PLC	4,954	58,929

(Cost $8,639,255)		8,075,524

United States - 0.1%
Bausch Health Cos., Inc.*	1,390	43,745
Brookfield Renewable Corp., Class A	504	23,338

(Cost $51,804)		67,083

TOTAL COMMON STOCKS (Cost $83,326,007)		105,055,852

PREFERRED STOCKS - 0.9%
Brazil - 0.3%
Banco Bradesco SA	17,209	70,627
Bradespar SA	759	8,513
Centrais Eletricas Brasileiras SA, Class B	2,235	13,069
Cia Paranaense de Energia	232	2,425
Gerdau SA	4,611	21,285
Itau Unibanco Holding SA	18,505	84,366
Itausa SA	19,197	34,083
Lojas Americanas SA	4,998	22,216
Petroleo Brasileiro SA	21,154	83,949

(Cost $332,459)		340,533

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $8,163)	427	22,887

Colombia - 0.0%
Bancolombia SA
(Cost $22,691)	2,425	20,613

Germany - 0.4%
Bayerische Motoren Werke AG	165	11,158
FUCHS PETROLUB SE	350	19,147
Henkel AG & Co. KGaA	760	74,807
Porsche Automobil Holding SE	713	57,105
Sartorius AG	151	77,503
Volkswagen AG	748	156,151

(Cost $344,549)		395,871

Russia - 0.0%
Surgutneftegas PJSC
(Cost $17,599)	32,280	17,029

South Korea - 0.2%
AMOREPACIFIC Group*	10	364
Hyundai Motor Co. - 2nd Preferred	156	14,163
LG Chem Ltd.	22	7,627
LG Household & Health Care Ltd.	17	10,668

Samsung Electronics Co. Ltd.		3,308	214,350

(Cost $80,739)			247,172

TOTAL PREFERRED STOCKS (Cost $806,200)			1,044,105

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $132)	INR	9,360	133

	Number of Shares
RIGHTS - 0.0%
China - 0.0%
Zhengqi Financial Holding Corp.*(d)
(Cost $0)		271	0

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		4,502	1,584

SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
(Cost $727,984)		727,984	727,984

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
(Cost $1,876,947)		1,876,947	1,876,947

TOTAL INVESTMENTS - 99.3% (Cost $86,737,270)			$108,706,605
Other assets and liabilities, net - 0.7%			785,058

NET ASSETS - 100.0%			$109,491,663

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG *(c)
82,252	2,541	(18,164)	(4,238)	39,514	—	—	8,269	101,905
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
1,267,996	—	(540,012)(g)	—	—	262	—	727,984	727,984
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
1,949,518	20,856,649	(20,929,220)	—	—	574	—	1,876,947	1,876,947

3,299,766	20,859,190	(21,487,396)	(4,238)	39,514	836	—	2,613,200	2,706,836

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $1,354,575, which is 1.2% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $737,416.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$19,651,605	18.5%
Consumer Discretionary	14,827,917	13.9
Information Technology	13,849,762	13.1
Industrials	12,223,098	11.5
Health Care	9,567,806	9.0
Materials	8,754,549	8.3
Consumer Staples	8,605,345	8.1
Communication Services	7,788,228	7.3
Energy	4,761,292	4.5
Utilities	3,259,364	3.1
Real Estate	2,812,708	2.7

Total	$106,101,674	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MSCI Emerging Markets Index Futures	USD	11	$707,500	$735,955	3/19/2021	$28,455
MSCI EAFE Futures	USD	21	2,246,280	2,272,200	3/19/2021	25,920
MINI S&P/TSX 60 Futures	CAD	2	81,647	84,221	3/18/2021	2,574

Total unrealized appreciation						$56,949

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	3/3/2021	AED	625,100	USD	170,174	$—	$(7)
JP Morgan & Chase Co.	3/3/2021	AUD	2,959,200	USD	2,270,795	—	(6,193)
RBC Capital Markets	3/3/2021	AUD	3,394,500	USD	2,604,844	—	(7,090)
JP Morgan & Chase Co.	3/3/2021	BRL	3,906,200	USD	715,821	18,890	—
RBC Capital Markets	3/3/2021	BRL	4,529,100	USD	829,057	20,989	—
Citigroup Global Markets	3/3/2021	CAD	3,325,900	USD	2,603,766	—	(9,723)
JP Morgan & Chase Co.	3/3/2021	CAD	2,709,100	USD	2,120,861	—	(7,947)
RBC Capital Markets	3/3/2021	CAD	2,656,500	USD	2,079,708	—	(7,767)
Citigroup Global Markets	3/3/2021	CHF	1,929,700	USD	2,170,910	49,336	—
JP Morgan & Chase Co.	3/3/2021	CHF	2,114,600	USD	2,378,855	53,996	—
RBC Capital Markets	3/3/2021	CHF	1,797,100	USD	2,021,696	45,907	—
Citigroup Global Markets	3/3/2021	CLP	102,090,400	USD	139,472	—	(1,566)
JP Morgan & Chase Co.	3/3/2021	CLP	13,480,400	USD	18,386	—	(237)
JP Morgan & Chase Co.	3/3/2021	CNH	9,219,800	USD	1,428,187	6,918	—
Citigroup Global Markets	3/3/2021	COP	332,003,700	USD	93,158	2,133	—
JP Morgan & Chase Co.	3/3/2021	COP	23,380,500	USD	6,564	154	—
Citigroup Global Markets	3/3/2021	CZK	1,161,500	USD	54,301	752	—
JP Morgan & Chase Co.	3/3/2021	DKK	3,938,000	USD	643,559	4,572	—
RBC Capital Markets	3/3/2021	DKK	6,595,100	USD	1,077,807	7,675	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	3/3/2021	EGP	632,000	USD	39,899	$—	$(326)
Citigroup Global Markets	3/3/2021	EUR	5,162,500	USD	6,275,726	46,390	—
Citigroup Global Markets	3/3/2021	EUR	206,000	USD	250,424	1,854	—
JP Morgan & Chase Co.	3/3/2021	EUR	5,827,800	USD	7,084,414	52,293	—
RBC Capital Markets	3/3/2021	EUR	6,689,000	USD	8,131,463	60,174	—
Citigroup Global Markets	3/3/2021	GBP	2,037,500	USD	2,798,241	—	(40,468)
Citigroup Global Markets	3/3/2021	GBP	77,000	USD	105,750	—	(1,529)
JP Morgan & Chase Co.	3/3/2021	GBP	2,898,300	USD	3,980,435	—	(57,568)
RBC Capital Markets	3/3/2021	GBP	2,071,100	USD	2,844,397	—	(41,125)
JP Morgan & Chase Co.	3/3/2021	HKD	37,622,400	USD	4,852,043	1,543	—
RBC Capital Markets	3/3/2021	HKD	36,649,200	USD	4,726,575	1,545	—
RBC Capital Markets	3/3/2021	HKD	4,429,000	USD	571,198	185	—
Citigroup Global Markets	3/3/2021	HUF	5,831,900	USD	19,846	436	—
JP Morgan & Chase Co.	3/3/2021	HUF	16,042,500	USD	54,592	1,200	—
JP Morgan & Chase Co.	3/3/2021	IDR	3,803,619,900	USD	270,316	3,283	—
RBC Capital Markets	3/3/2021	IDR	1,679,087,700	USD	119,211	1,331	—
Citigroup Global Markets	3/3/2021	ILS	650,100	USD	198,586	2,176	—
RBC Capital Markets	3/3/2021	ILS	165,000	USD	50,396	546	—
JP Morgan & Chase Co.	3/3/2021	INR	225,593,300	USD	3,080,193	11,683	—
Citigroup Global Markets	3/3/2021	JPY	58,513,000	USD	559,029	10,081	—
Citigroup Global Markets	3/3/2021	JPY	558,651,800	USD	5,337,268	96,193	—
JP Morgan & Chase Co.	3/3/2021	JPY	623,491,900	USD	5,956,739	107,357	—
RBC Capital Markets	3/3/2021	JPY	563,483,500	USD	5,383,480	97,076	—
Citigroup Global Markets	3/3/2021	KWD	45,000	USD	148,564	—	(89)
Citigroup Global Markets	3/3/2021	MXN	8,562,600	USD	422,115	12,980	—
JP Morgan & Chase Co.	3/3/2021	MXN	968,700	USD	47,753	1,467	—
RBC Capital Markets	3/3/2021	MXN	2,305,000	USD	113,622	3,486	—
RBC Capital Markets	3/3/2021	MYR	2,212,800	USD	545,253	—	(1,400)
Citigroup Global Markets	3/3/2021	NOK	3,495,200	USD	408,644	5,535	—
JP Morgan & Chase Co.	3/3/2021	NZD	13,300	USD	9,585	—	(25)
RBC Capital Markets	3/3/2021	NZD	238,100	USD	171,598	—	(441)
JP Morgan & Chase Co.	3/3/2021	PHP	561,200	USD	11,662	96	—
RBC Capital Markets	3/3/2021	PHP	12,357,800	USD	256,745	2,070	—
Citigroup Global Markets	3/3/2021	PLN	607,200	USD	163,307	1,274	—
JP Morgan & Chase Co.	3/3/2021	PLN	54,900	USD	14,765	115	—
Citigroup Global Markets	3/3/2021	QAR	801,500	USD	220,156	67	—
Citigroup Global Markets	3/3/2021	RUB	33,233,700	USD	439,073	—	(6,618)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/3/2021	RUB	32,394,000	USD	427,962	$—	$(6,467)
JP Morgan & Chase Co.	3/3/2021	SEK	8,406,900	USD	1,009,441	13,782	—
RBC Capital Markets	3/3/2021	SEK	10,155,900	USD	1,219,470	16,671	—
JP Morgan & Chase Co.	3/3/2021	SGD	728,700	USD	549,076	2,584	—
RBC Capital Markets	3/3/2021	SGD	212,300	USD	159,972	756	—
JP Morgan & Chase Co.	3/3/2021	THB	18,443,600	USD	616,847	4,818	—
JP Morgan & Chase Co.	3/3/2021	TRY	911,400	USD	124,873	2,321	—
Citigroup Global Markets	3/3/2021	USD	170,181	AED	625,100	—	—
JP Morgan & Chase Co.	3/3/2021	USD	2,291,024	AUD	2,959,200	—	(14,036)
RBC Capital Markets	3/3/2021	USD	2,628,032	AUD	3,394,500	—	(16,098)
JP Morgan & Chase Co.	3/3/2021	USD	701,293	BRL	3,906,200	—	(4,361)
RBC Capital Markets	3/3/2021	USD	812,633	BRL	4,529,100	—	(4,566)
Citigroup Global Markets	3/3/2021	USD	2,627,093	CAD	3,325,900	—	(13,604)
JP Morgan & Chase Co.	3/3/2021	USD	2,139,889	CAD	2,709,100	—	(11,081)
RBC Capital Markets	3/3/2021	USD	2,098,358	CAD	2,656,500	—	(10,883)
Citigroup Global Markets	3/3/2021	USD	2,131,629	CHF	1,929,700	—	(10,055)
JP Morgan & Chase Co.	3/3/2021	USD	2,335,800	CHF	2,114,600	—	(10,941)
RBC Capital Markets	3/3/2021	USD	1,985,145	CHF	1,797,100	—	(9,355)
Citigroup Global Markets	3/3/2021	USD	141,171	CLP	102,090,400	—	(133)
JP Morgan & Chase Co.	3/3/2021	USD	18,606	CLP	13,480,400	17	—
JP Morgan & Chase Co.	3/3/2021	USD	1,422,842	CNH	9,219,800	—	(1,572)
Citigroup Global Markets	3/3/2021	USD	91,813	COP	332,003,700	—	(787)
JP Morgan & Chase Co.	3/3/2021	USD	6,444	COP	23,380,500	—	(34)
Citigroup Global Markets	3/3/2021	USD	53,861	CZK	1,161,500	—	(312)
JP Morgan & Chase Co.	3/3/2021	USD	642,808	DKK	3,938,000	—	(3,821)
RBC Capital Markets	3/3/2021	USD	1,076,533	DKK	6,595,100	—	(6,401)
Citigroup Global Markets	3/3/2021	USD	40,255	EGP	632,000	—	(30)
Citigroup Global Markets	3/3/2021	USD	6,516,441	EUR	5,368,500	—	(38,535)
JP Morgan & Chase Co.	3/3/2021	USD	7,073,784	EUR	5,827,800	—	(41,663)
RBC Capital Markets	3/3/2021	USD	8,119,295	EUR	6,689,000	—	(48,007)
Citigroup Global Markets	3/3/2021	USD	2,956,297	GBP	2,114,500	—	(10,309)
JP Morgan & Chase Co.	3/3/2021	USD	4,052,113	GBP	2,898,300	—	(14,110)
RBC Capital Markets	3/3/2021	USD	2,895,619	GBP	2,071,100	—	(10,098)
JP Morgan & Chase Co.	3/3/2021	USD	4,849,904	HKD	37,622,400	597	—
RBC Capital Markets	3/3/2021	USD	5,295,408	HKD	41,078,200	634	—
Citigroup Global Markets	3/3/2021	USD	19,535	HUF	5,831,900	—	(125)
JP Morgan & Chase Co.	3/3/2021	USD	53,738	HUF	16,042,500	—	(346)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/3/2021	USD	266,267	IDR	3,803,619,900	$766	$—
RBC Capital Markets	3/3/2021	USD	117,542	IDR	1,679,087,700	338	—
Citigroup Global Markets	3/3/2021	USD	196,247	ILS	650,100	163	—
RBC Capital Markets	3/3/2021	USD	49,809	ILS	165,000	41	—
JP Morgan & Chase Co.	3/3/2021	USD	3,057,234	INR	225,593,300	11,275	—
Citigroup Global Markets	3/3/2021	USD	5,792,853	JPY	617,164,800	—	(2,830)
JP Morgan & Chase Co.	3/3/2021	USD	5,852,186	JPY	623,491,900	—	(2,804)
RBC Capital Markets	3/3/2021	USD	5,289,003	JPY	563,483,500	—	(2,599)
Citigroup Global Markets	3/3/2021	USD	148,687	KWD	45,000	—	(34)
Citigroup Global Markets	3/3/2021	USD	409,444	MXN	8,562,600	—	(309)
JP Morgan & Chase Co.	3/3/2021	USD	46,326	MXN	968,700	—	(40)
RBC Capital Markets	3/3/2021	USD	110,221	MXN	2,305,000	—	(84)
RBC Capital Markets	3/3/2021	USD	546,370	MYR	2,212,800	282	—
Citigroup Global Markets	3/3/2021	USD	405,852	NOK	3,495,200	—	(2,743)
JP Morgan & Chase Co.	3/3/2021	USD	9,670	NZD	13,300	—	(61)
RBC Capital Markets	3/3/2021	USD	173,125	NZD	238,100	—	(1,086)
JP Morgan & Chase Co.	3/3/2021	USD	11,535	PHP	561,200	30	—
RBC Capital Markets	3/3/2021	USD	253,858	PHP	12,357,800	817	—
Citigroup Global Markets	3/3/2021	USD	163,017	PLN	607,200	—	(983)
JP Morgan & Chase Co.	3/3/2021	USD	14,739	PLN	54,900	—	(89)
Citigroup Global Markets	3/3/2021	USD	220,087	QAR	801,500	2	—
Citigroup Global Markets	3/3/2021	USD	445,767	RUB	33,233,700	—	(76)
JP Morgan & Chase Co.	3/3/2021	USD	434,600	RUB	32,394,000	—	(171)
JP Morgan & Chase Co.	3/3/2021	USD	1,000,810	SEK	8,406,900	—	(5,151)
RBC Capital Markets	3/3/2021	USD	1,209,035	SEK	10,155,900	—	(6,236)
JP Morgan & Chase Co.	3/3/2021	USD	548,018	SGD	728,700	—	(1,526)
RBC Capital Markets	3/3/2021	USD	159,660	SGD	212,300	—	(445)
JP Morgan & Chase Co.	3/3/2021	USD	605,552	THB	18,443,600	6,476	—
JP Morgan & Chase Co.	3/3/2021	USD	122,863	TRY	911,400	—	(311)
JP Morgan & Chase Co.	3/3/2021	USD	574,479	ZAR	8,701,200	314	—
RBC Capital Markets	3/3/2021	USD	591,965	ZAR	8,967,000	386	—
JP Morgan & Chase Co.	3/3/2021	ZAR	8,701,200	USD	575,606	813	—
RBC Capital Markets	3/3/2021	ZAR	8,967,000	USD	593,193	842	—
Citigroup Global Markets	3/4/2021	KRW	1,612,189,700	USD	1,441,102	6,131	—
Citigroup Global Markets	3/4/2021	KRW	343,322,000	USD	307,802	2,219	—
JP Morgan & Chase Co.	3/4/2021	KRW	1,611,616,700	USD	1,440,641	6,180	—
RBC Capital Markets	3/4/2021	KRW	1,694,852,400	USD	1,514,410	5,863	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	3/4/2021	TWD	42,005,500	USD	1,501,827	$—	$(6,357)
JP Morgan & Chase Co.	3/4/2021	TWD	27,990,600	USD	1,000,701	—	(4,286)
RBC Capital Markets	3/4/2021	TWD	9,526,000	USD	340,397	—	(1,629)
RBC Capital Markets	3/4/2021	TWD	51,318,000	USD	1,834,752	—	(7,793)
Citigroup Global Markets	3/4/2021	USD	1,740,306	KRW	1,955,511,700	249	—
JP Morgan & Chase Co.	3/4/2021	USD	1,434,461	KRW	1,611,616,700	1	—
RBC Capital Markets	3/4/2021	USD	1,508,681	KRW	1,694,852,400	—	(134)
Citigroup Global Markets	3/4/2021	USD	1,507,935	TWD	42,005,500	249	—
JP Morgan & Chase Co.	3/4/2021	USD	1,005,048	TWD	27,990,600	—	(61)
RBC Capital Markets	3/4/2021	USD	2,183,136	TWD	60,844,000	1,434	—
Citigroup Global Markets	4/5/2021	CAD	3,325,900	USD	2,627,332	13,662	—
JP Morgan & Chase Co.	4/5/2021	CAD	2,709,100	USD	2,140,051	11,095	—
RBC Capital Markets	4/5/2021	CAD	2,656,500	USD	2,098,515	10,896	—
Citigroup Global Markets	4/5/2021	JPY	617,164,800	USD	5,795,056	2,670	—
JP Morgan & Chase Co.	4/5/2021	JPY	623,491,900	USD	5,854,392	2,623	—
RBC Capital Markets	4/5/2021	JPY	52,974,000	USD	497,410	224	—
RBC Capital Markets	4/5/2021	JPY	563,483,500	USD	5,291,069	2,508	—
Citigroup Global Markets	4/5/2021	KRW	1,955,511,700	USD	1,740,352	—	(265)
JP Morgan & Chase Co.	4/5/2021	KRW	1,611,616,700	USD	1,434,269	—	(244)
RBC Capital Markets	4/5/2021	KRW	1,694,852,400	USD	1,508,574	—	(28)
RBC Capital Markets	4/5/2021	MYR	2,212,800	USD	545,226	—	(829)
Citigroup Global Markets	4/5/2021	RUB	33,233,700	USD	444,235	245	—
JP Morgan & Chase Co.	4/5/2021	RUB	10,478,000	USD	139,906	—	(76)
JP Morgan & Chase Co.	4/5/2021	RUB	32,394,000	USD	433,005	233	—
JP Morgan & Chase Co.	4/5/2021	THB	18,443,600	USD	604,342	—	(7,626)
Citigroup Global Markets	4/6/2021	AED	625,100	USD	170,176	—	(1)
JP Morgan & Chase Co.	4/6/2021	BRL	3,906,200	USD	700,438	4,405	—
RBC Capital Markets	4/6/2021	BRL	4,529,100	USD	811,733	4,707	—
Citigroup Global Markets	4/6/2021	CLP	102,090,400	USD	141,245	125	—
JP Morgan & Chase Co.	4/6/2021	CLP	13,480,400	USD	18,614	—	(20)
Citigroup Global Markets	4/6/2021	EGP	632,000	USD	39,798	—	(80)
JP Morgan & Chase Co.	4/6/2021	IDR	3,803,619,900	USD	264,324	—	(1,888)
RBC Capital Markets	4/6/2021	IDR	1,679,087,700	USD	116,725	—	(793)
Citigroup Global Markets	4/6/2021	ILS	650,100	USD	196,344	—	(169)
RBC Capital Markets	4/6/2021	ILS	165,000	USD	49,834	—	(43)
Citigroup Global Markets	4/6/2021	KWD	45,000	USD	148,598	55	—
Citigroup Global Markets	4/6/2021	MXN	8,562,600	USD	408,005	479	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	4/6/2021	MXN	968,700	USD	46,155	$51	$—
RBC Capital Markets	4/6/2021	MXN	2,305,000	USD	109,815	111	—
JP Morgan & Chase Co.	4/6/2021	PHP	561,200	USD	11,448	—	(107)
RBC Capital Markets	4/6/2021	PHP	12,357,800	USD	252,046	—	(2,413)
Citigroup Global Markets	4/6/2021	PLN	607,200	USD	163,067	979	—
JP Morgan & Chase Co.	4/6/2021	PLN	54,900	USD	14,744	88	—
Citigroup Global Markets	4/6/2021	QAR	801,500	USD	220,087	—	(22)
JP Morgan & Chase Co.	4/6/2021	SGD	728,700	USD	547,962	1,532	—
RBC Capital Markets	4/6/2021	SGD	212,300	USD	159,642	445	—
JP Morgan & Chase Co.	4/6/2021	TRY	911,400	USD	120,994	337	—
JP Morgan & Chase Co.	4/7/2021	AUD	2,959,200	USD	2,291,285	13,972	—
RBC Capital Markets	4/7/2021	AUD	3,394,500	USD	2,628,310	16,003	—
Citigroup Global Markets	4/7/2021	CHF	1,929,700	USD	2,133,668	9,808	—
JP Morgan & Chase Co.	4/7/2021	CHF	2,114,600	USD	2,338,055	10,691	—
RBC Capital Markets	4/7/2021	CHF	1,797,100	USD	1,987,068	9,150	—
Citigroup Global Markets	4/7/2021	COP	332,003,700	USD	91,692	780	—
JP Morgan & Chase Co.	4/7/2021	COP	23,380,500	USD	6,436	33	—
Citigroup Global Markets	4/7/2021	CZK	1,161,500	USD	53,866	311	—
JP Morgan & Chase Co.	4/7/2021	DKK	3,938,000	USD	643,119	3,758	—
RBC Capital Markets	4/7/2021	DKK	6,595,100	USD	1,077,082	6,322	—
Citigroup Global Markets	4/7/2021	EUR	5,368,500	USD	6,521,681	37,932	—
Citigroup Global Markets	4/7/2021	EUR	1,712,000	USD	2,079,772	12,122	—
JP Morgan & Chase Co.	4/7/2021	EUR	5,827,800	USD	7,079,442	40,980	—
RBC Capital Markets	4/7/2021	EUR	6,689,000	USD	8,125,797	47,229	—
Citigroup Global Markets	4/7/2021	GBP	2,114,500	USD	2,956,910	10,264	—
JP Morgan & Chase Co.	4/7/2021	GBP	2,898,300	USD	4,052,939	14,033	—
RBC Capital Markets	4/7/2021	GBP	2,071,100	USD	2,896,208	10,041	—
Citigroup Global Markets	4/7/2021	HUF	5,831,900	USD	19,528	126	—
JP Morgan & Chase Co.	4/7/2021	HUF	16,042,500	USD	53,713	343	—
JP Morgan & Chase Co.	4/7/2021	INR	225,593,300	USD	3,032,576	—	(18,818)
JP Morgan & Chase Co.	4/7/2021	INR	14,516,000	USD	194,519	—	(1,825)
Citigroup Global Markets	4/7/2021	NOK	3,495,200	USD	405,852	2,758	—
JP Morgan & Chase Co.	4/7/2021	NZD	13,300	USD	9,670	61	—
RBC Capital Markets	4/7/2021	NZD	238,100	USD	173,119	1,083	—
JP Morgan & Chase Co.	4/7/2021	SEK	8,406,900	USD	1,001,188	5,096	—
JP Morgan & Chase Co.	4/7/2021	SEK	1,246,000	USD	148,391	759	—
RBC Capital Markets	4/7/2021	SEK	10,155,900	USD	1,209,509	6,187	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	4/7/2021	TWD	42,005,500	USD	1,510,522	$1,984	$—
JP Morgan & Chase Co.	4/7/2021	TWD	27,990,600	USD	1,007,218	1,995	—
JP Morgan & Chase Co.	4/7/2021	TWD	4,444,000	USD	160,012	415	—
RBC Capital Markets	4/7/2021	TWD	60,844,000	USD	2,187,453	2,370	—
JP Morgan & Chase Co.	4/7/2021	USD	206,777	CHF	187,000	—	(962)
JP Morgan & Chase Co.	4/7/2021	ZAR	8,701,200	USD	571,776	—	(220)
RBC Capital Markets	4/7/2021	ZAR	8,967,000	USD	589,324	—	(145)
JP Morgan & Chase Co.	4/8/2021	CNH	9,219,800	USD	1,419,687	2,303	—
JP Morgan & Chase Co.	4/8/2021	CNH	1,157,000	USD	178,143	274	—
JP Morgan & Chase Co.	4/8/2021	HKD	37,622,400	USD	4,850,122	—	(719)
RBC Capital Markets	4/8/2021	HKD	41,078,200	USD	5,295,660	—	(754)

Total unrealized appreciation (depreciation)						$1,147,462	$(563,734)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$105,054,711	$—	$1,141	$105,055,852
Preferred Stocks(j)	1,044,105	—	—	1,044,105
Corporate Bonds	—	133	—	133
Rights	—	—	0	0
Warrants	1,584	—	—	1,584
Short-Term Investments(j)	2,604,931	—	—	2,604,931
Derivatives(k)
Forward Foreign Currency Contracts	—	1,147,462	—	1,147,462
Futures Contracts	56,949	—	—	56,949

TOTAL	$108,762,280	$1,147,595	$1,141	$109,911,016

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(563,734)	$—	$(563,734)

TOTAL	$—	$(563,734)	$—	$(563,734)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.